As filed with the Securities and Exchange Commission on April 17, 1998 Registration Nos. 333-1073 and 811-07537


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.   4                    /X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   7                  /X /
                (Check appropriate box or boxes)

                        ROYCE CAPITAL FUND
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)
Registrant's Telephone Number, including Area Code:        (212) 355-7311

                  Charles M. Royce, President
                         The Royce Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b)
/  / on               pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(i)
/  / on (date) pursuant to paragraph (a)(i)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective  amendment designates a new  effective  date  for  a previously filed post-effective amendment.

Royce Capital Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year was filed on February 26, 1997.


                         Total number of pages:
                    Index to Exhibits is located on page:

                              CROSS REFERENCE SHEET
                     (Pursuant to Rule 481 of Regulation C)


Item  of  Form N-1A                	     CAPTION or Location in Prospectus

Part A

I.        Cover Page.........................Cover Page

II.       Synopsis.........................  FUND EXPENSES

III.      Condensed Financial Information... *

IV.     General  Description of Registrant..  INVESTMENT OBJECTIVES,
		                              INVESTMENT POLICIES,
                		              INVESTMENT RISKS,
                              		      INVESTMENT LIMITATIONS,
                              		      GENERAL INFORMATION

V.      Management of the Fund...........    MANAGEMENT OF THE TRUST,
                              		     GENERAL INFORMATION

V.A.  Management's Discussion of
            Fund Performance................ *

VI.    Capital Stock and Other Securities.   GENERAL INFORMATION,
                              		     DIVIDENDS, DISTRIBUTIONS AND
                                	     TAXES,
                              		     SHAREHOLDER GUIDE

VII.   Purchase of Securities Being
           Offered...........................NET ASSET VALUE PER SHARE,
                              		     SHAREHOLDER GUIDE

VIII.  Redemption or Repurchase............. SHAREHOLDER GUIDE

IX.     Pending Legal Proceedings.............    *

                                   CAPTION or Location in Statement
Item of Form N-1A                       of Additional Information

Part B

X.      Cover Page.........................            Cover Page

XI.     Table of Contents...............               TABLE OF CONTENTS

XII    General Information and History....        *

XIII.   Investment Objectives and Policies.     INVESTMENT POLICIES AND
                                   		LIMITATIONS,
                                   		RISK FACTORS AND SPECIAL
                                   		CONSIDERATIONS

XIV.   Management of the Fund..........      	MANAGEMENT OF THE TRUST

XV.    Control Persons and Principal
               Holders of Securities........... MANAGEMENT OF THE TRUST,
                                   		PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
              Services..........................MANAGEMENT OF THE TRUST,
                                   		INVESTMENT ADVISORY SERVICES,
                                   		CUSTODIAN,
                                   		INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
               Practices..............          PORTFOLIO TRANSACTIONS

XVIII. Capital Stock and Other Securities.      DESCRIPTION OF THE TRUST

XIX.   Purchase, Redemption and Pricing
               of Securities Being Offered...   PRICING OF SHARES BEING OFFERED,
                                   		REDEMPTIONS IN KIND

XX.    Tax Status..................             TAXATION

XXI.   Underwriters..........................   *

XXII.  Calculation of Performance Data....      PERFORMANCE DATA

XXIII. Financial Statements...........          FINANCIAL STATEMENTS

*    Not applicable.

ROYCE CAPITAL FUND
------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
ROYCE PREMIER PORTFOLIO
ROYCE TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------
PROSPECTUS --      April 15, 1998
------------------------------------------------------------------------------
                       Royce   Micro-Cap  Portfolio,   Royce   Premier
                       Portfolio  and  Royce  Total  Return  Portfolio
                       (the  "Funds") are series of Royce Capital Fund
                       (the   "Trust").   Shares  of  the  Funds   are
                       offered    to    life    insurance    companies
                       ("Insurance   Companies")  for  allocation   to
                       certain  separate accounts established for  the
                       purpose of funding qualified and non-qualified variable annuity contracts and variable life
                       insurance   contracts  ("Variable  Contracts"),
                       and  may  also be offered directly  to  certain
                       pension   plans   and  retirement   plans   and
                       accounts  permitting accumulation of assets  on
                       a   tax-deferred  basis  ("Retirement  Plans").
                       Certain   Funds   may  not  be   available   in
                       connection    with   a   particular    Variable
                       Contract,  and  certain Variable Contracts  may
                       limit  allocations among the  Funds.   See  the
                       accompanying   Variable   Contract   disclosure
                       documents for any restrictions on purchases  or
                       allocations.
------------------------------------------------------------------------------
ABOUT THIS
PROSPECTUS

This Prospectus sets forth concisely
the information that you should know
about a Fund before you invest.   It
should   be   retained  for   future
reference.     A    "Statement    of
Additional  Information"  containing
further information about the  Funds
and  the  Trust has been filed  with
the    Securities    and    Exchange
Commission.    The   Statement    of
Additional  Information   is   dated
April   15,   1998  and   has   been
incorporated by reference into  this
Prospectus.  A copy may be  obtained
without  charge  by writing  to  the
Trust,     by    calling    Investor
Information  at 1 (800) 221-4268  or
by writing or calling your Insurance
Company.

------------------------------------------------------------------------------

  TABLE OF CONTENTS
                                Page                                 Page
  Fund Expenses                    2   Investment Limitations           7
  Financial Highlights             3   Management of the Trust          9
  Investment Performance           4   General Information             10
  Investment Objectives            5   Dividends, Distributions and
  Investment Policies              5     Taxes                         11
  Investment Risks                 6   Net Asset Value Per Share       12
                                       Shareholder Guide               12
------------------------------------------------------------------------------

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
   THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS.  ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

 FUND EXPENSES         Transaction  expenses are  charges  paid  when
                       shares of the Funds are purchased or sold.

                       Shareholder Transaction Expenses
                       --------------------------------
                       Sales Load Imposed on Purchases or
                            Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions          None

                       Each Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses for Royce Micro-Cap Portfolio and Royce Premier Portfolio are based on amounts incurred in 1997, and are estimated for Royce Total Return Portfolio's first year of operation.

                       					Annual Fund Operating Expenses
                       					------------------------------
                                            		Royce       Royce      Royce
                                           	       Premier  Total Return  Micro-Cap
                                          	      Portfolio   Portfolio   Portfolio
						      ---------   ---------   ---------
                       Management Fees
                           (after waivers)   		.00%       .00%        .00%
                       12b-1 Fees            		 None       None        None
                       Other Expenses
                       (after reimbursement)             1.35%      1.35%  	1.35%
							 -----      -----       -----
                       Total Operating Expenses (after
                        waivers and reimbursement)       1.35%      1.35%  	1.35%
							 -----      -----       -----

                       The  purpose of the above table is  to  assist
                       you in understanding the various costs and expenses that you would bear directly or
                       indirectly  as  an  investor  in  the   Funds.
                       Management fees would have been 1.25% and 1.00% and total operating expenses would have been 7.32% and 8.87% for Royce Micro-Cap Portfolio and Royce Premier Portfolio, respectively, for 1997 without the waiver of management fees and reimbursement of Fund expenses by Royce. Management fees for Royce Total Return Portfolio would be 1.00% and total operating expenses would be 2.99% without the waiver of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1998 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

                       The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                                                     1 Year   3 Years  5 Years  10 Years
						     -----------------------------------
                       Royce Micro-Cap Portfolio       $14      $43      $74      $162
                       Royce Premier Portfolio         $14      $43      $74      $162
                       Royce Total Return Portfolio    $14      $43      $74      $162


                       THESE   EXAMPLES  SHOULD  NOT  BE   CONSIDERED
                       REPRESENTATIONS OF PAST OR FUTURE

                       EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

------------------------------------------------------------------------------
FINANCIAL
HIGHLIGHTS
The      following      financial
highlights   are  part   of   the
financial  statements  and   have
been audited by Coopers & Lybrand
L.L.P.,  independent accountants.
The  Funds'  financial statements
and    attached   schedules    of
investments are included  in  the
Funds'    Annual    Report     to
Shareholders for the  year  ended
December   31,   1997   and   are
incorporated  by  reference  into
the   Statement   of   Additional
Information  and this Prospectus.
Further  information  about   the
Funds'  performance is  contained
elsewhere in this Prospectus  and
in  the Funds' Annual Reports  to
Shareholders,   which   may    be
obtained   without   charge    by
calling Investor Information.


		                 Royce Micro-Cap Portfolio             Royce Premier Portfolio
			         -------------------------             ------------------------
                              Period ended       Period ended       Period ended 	Period ended
			      ------------       ------------       ------------        ------------
                            December 31, 1997    December 31,     December 31, 1997	December 31,
		            -----------------    ------------     -----------------     ------------
		        	        	   1996(b)       			   1996(b)
				                   -------				   -------
Net Asset Value,
 Beginning of Period             $5.01             $5.00      		$5.05               $5.00
				 -----		   -----		-----		    -----
Income from Investment Operations
---------------------------------
Net investment income (loss)     (0.02)		    0.00		(0.01)	             0.00
New realized and unrealized
 gain (loss) on investments       1.08		    0.01                 0.87                0.05
				 -----		   -----		-----		    -----
Total from Investment Operations  1.06		    0.01                 0.86                0.05
				 -----		   -----		-----		    -----
Less Distributions
------------------
Dividends paid from net
 net investment income  	 (0.00)		   (0.00)		(0.00)	            (0.00)
Distributions paid from
 capital gains 			 (0.27)		   (0.00)		(0.54)	            (0.00)
				 -----		   -----		-----		    -----
Total Distributions		 (0.27)		   (0.00)		(0.54)	            (0.00)
				 -----		   -----		-----		    -----
Net Asset Value, End of Period	 $5.80		   $5.01		$5.37	            $5.05
				 =====		   =====		=====		    =====
Total Return			 21.2%		   0.2%			17.1%	             1.0%
				 =====		   =====		=====		    =====
Ratios/Supplemental Data
------------------------
Net Assets, End of Period     $1,064,382	 $250,462	      $295,623		   $252,419
Ratio of Expenses to
 Average Net Assets (a)		 1.35%		  1.99%			1.35%	            1.99%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (a)                 (0.96%)		 (1.99%)		(0.18%)	           (1.99%)
Portfolio Turnover Rate          1.32%		     0%			  79%	               0%
Average Commission Rate Paid	$0.0496          $0.0499		$0.0606		    $0.0667


(a)   	Expense ratios and net investment income  are  shown
	after fee waivers and expense reimbursements by the investment adviser. For the periods ended December 31, 1997 and 1996, the expense ratios for Royce Micro-Cap Portfolio and Royce Premier Portfolio before waivers and expense reimbursements would have been 7.32% and 22.49%, and 8.87% and 22.02%, respectively.
(b)   	From inception of the Fund on December 27, 1996.
*  	Annualized.

------------------------------------------------------------------------------
   INVESTMENT           From  time  to time, the Funds may communicate
   PERFORMANCE          figures  reflecting total return over  various
                        time  periods.  "Total return" is the rate  of
   Total return is      return  on  an amount invested in a Fund  from
   the                  the beginning to the end of the stated period.
   change in value      "Average  annual total return" is  the  annual
   over                 compounded percentage change in the  value  of
   a given time         an   amount  invested  in  a  Fund  from   the
   period,              beginning until the end of the stated  period.
   assuming             Total  returns, which assume the  reinvestment
   reinvestment         of  all  net  investment income dividends  and
   of  any  dividends   capital  gains  distributions, are  historical
   and                  measures  of  past  performance  and  are  not
   capital gains        intended to indicate future performance.
   distributions

                        Total returns quoted for the Funds include the effect of deducting each Fund's operating expenses, but do not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Funds may be purchased only through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses. Excluding these charges and expenses from quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

                        Each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

                        Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of each fund. Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures of the Royce retail fund presented below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                        The average annual total returns for Royce Micro-Cap and Royce Premier Portfolios for the periods ended December 31, 1997 were:

                                          	  One       Since     Inception
                                          	  Year    Inception      Date
						  ----    ---------   ---------
                        Royce Micro-Cap Portfolio  21.2%     21.2%     12/27/96
                        Royce Premier Portfolio    17.1%     18.0%     12/27/96

                        The  average  annual  total  returns  for  the
                        corresponding  Royce  retail  funds  for   the
                        periods ended December 31, 1997 were:

                                          	 One     Three   Five    Since   Inception
                                          	 Year    Year    Year  Inception    Date
						 ----    ----    ----  ---------  --------
                        Royce Micro-Cap Fund     24.7%   19.7%   17.1%   19.0%   12/31/91
                        Royce Premier Fund       18.4%   18.1%   15.2%   15.3%   12/31/91
                        Royce Total Return Fund  23.7%   25.3%    --     19.7%   12/15/93


                        The   above  total  returns  reflect   partial
                        waivers  of  management  fees.   Without  such
                        waivers,  the  average  annual  total  returns
                        would have been lower.
------------------------------------------------------------------------------

  INVESTMENT          Each  Fund  has different investment objectives
  OBJECTIVES          and/or   its   own  method  of  achieving   its
                      objectives and is designed to meet different investment needs. There can be no assurance that any of the Funds will achieve their objectives.

                      ROYCE MICRO-CAP PORTFOLIO seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies.
                      Production of income is incidental to this objective.

                      ROYCE PREMIER PORTFOLIO'S investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.

                      ROYCE TOTAL RETURN PORTFOLIO'S investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

                      These investment objectives are fundamental and
                      may  not be changed without the approval  of  a
                      majority  of  the  Fund's  outstanding   voting
                      shares.
------------------------------------------------------------------------------

  INVESTMENT           Royce  will  use a "value" method  in  managing
  POLICIES             the  Funds' assets.  In its selection  process,
                       Royce   puts   primary  emphasis   on   various
                       internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security.

  The Funds invest on a
  "value" basis
                       Royce's  value  method is based on  its  belief
  The Funds invest     that  the securities of certain small companies
  primarily in         may  sell  at  a discount from its estimate  of
  small  and  micro-   such  companies' "private worth".   Royce  will
  cap                  attempt   to  identify  and  invest  in   these
  companies            securities  for  each of the  Funds,  with  the
                       expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

                       ROYCE MICRO-CAP PORTFOLIO
                       At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

                       ROYCE PREMIER PORTFOLIO
                       Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-
                       convertible preferred stocks and debt securities. In its selection process for the Fund, Royce will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

                       ROYCE TOTAL RETURN PORTFOLIO
                       In   accordance  with  its  dual  objective  of
                       capital  appreciation (realized and unrealized)
                       and   current   income,  Royce   Total   Return
                       Portfolio will normally invest at least 65%  of
                       its  assets  in  common stocks and  convertible
                       securities.   At least 90% of these  securities
                       will  be  income-producing, and  at  least  65%
                       will  be issued by companies with stock  market
                       capitalizations under $1 billion  at  the  time
                       of  investment.  The remainder  of  the  Fund's
                       assets  may  be  invested  in  securities  with
                       higher   stock  market  capitalizations,   non-
                       dividend-paying   common   stocks   and    non-
                       convertible  securities.   While  most  of  the
                       Fund's  securities  will  be  income-producing,
                       the  composite yield of the Fund will vary  and
                       may   be  either  higher  or  lower  than   the
                       composite  yield of the stocks in the  Standard
                       & Poor's 500 Index.
------------------------------------------------------------------------------
  INVESTMENT           As  mutual funds investing primarily in common
  RISKS                stocks  and/or  securities  convertible   into
                       common  stocks,  the  Funds  are  subject   to
  The    Funds   are   market  risk,  that is, the  possibility  that
  subject              common  stock prices will decline  over  short
                       or  even  extended periods.   The  Funds  will
                       invest  substantial portions of  their  assets
                       in
  to  certain
  investment
  risks
                       securities   of  small-cap  companies.    Such
                       companies  may  not  be  well-known   to   the
                       investing  public,  may not  have  significant
                       institutional   ownership   and    may    have
                       cyclical,  static  or  only  moderate   growth
                       prospects.   In  addition, the  securities  of
                       such  companies may be more volatile in  price,
		       have wider spreads between their bid and ask prices
                       and have significantly lower trading volumes than the
                       larger  capitalization stocks included in  the
                       Standard  &  Poor's  500 Index.   Accordingly,
                       Royce's investment method requires a long-term investment horizon, and the Funds should not be used by market timers.

                       Because the Funds invest primarily in small and/or micro-capitalization securities, they may not be able to purchase or sell more than a limited number of shares of a portfolio security at then quoted market prices, and may require a considerable period of time to acquire or dispose of a position in the security. This risk will increase to the extent other Royce-managed accounts or other investors are also seeking to purchase or sell a portfolio security held by one of the Funds. See "Net Asset Value Per Share".

                       In addition, Royce Micro-Cap and Total Return Portfolios may invest in micro-cap securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Royce may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap and Total Return Portfolios are likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, these Funds may involve considerably more risk than mutual funds investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges.

                       Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940
                       Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.



  INVESTMENT           Each   of   the  Funds  has  adopted   certain
  LIMITATIONS          fundamental  limitations, designed  to  reduce
                       its exposure to specific situations, which may
                       not  be  changed  without the  approval  of  a
                       majority of its outstanding voting shares,  as
                       that  term is defined in the 1940 Act.   These
  The   Funds   have   limitations are set forth in the Statement  of
  adopted              Additional  Information  and  provide,   among
  certain              other things, that no Fund will:

  fundamental
  limitations            (a)  as  to  75% of its assets,  invest
                              more than 5% of its assets in the securities of any one issuer, excluding obligations of the U. S. Government;
                         (b)  invest more than 25% of its assets
                       	      in any one industry; or
                         (c)  invest in companies for the purpose
                       	      of exercising control of management.

  Other Investment     In  addition  to  investing  primarily  in  the
  Practices:           equity  and  fixed income securities  described
                       above,  the  Funds  may  follow  a  number   of
                       additional investment practices.

  Short-term fixed The Funds may invest in short-term fixed income securities income securities for temporary defensive purposes, to invest uncommitted cash  balances
                       or  to  maintain liquidity to meet shareholder
                       redemptions.   These  securities  consist   of
                       United  States  Treasury bills, domestic  bank
                       certificates    of    deposit,    high-quality
                       commercial paper and repurchase agreements collateralized by U.S. Government securities.
                       In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased.
                       Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

  Securities lending   Each  of the Funds may lend up to 25% of  its
                       assets  to  qualified institutional investors
                       for   the  purpose  of  realizing  additional
                       income.   Loans of securities of a Fund  will
                       be   collateralized  by  cash  or  securities
                       issued  or  guaranteed by the  United  States
                       Government     or     its     agencies     or
                       instrumentalities.  The collateral will equal
                       at  least 100% of the current market value of
                       the   loaned   securities.   The   risks   of
                       securities lending include possible delays in
                       receiving   additional   collateral   or   in
                       recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

  Foreign              Each of the Funds may invest up to 10% of  its
  securities           assets  in  debt and/or equity  securities  of
                       foreign  issuers. Foreign investments  involve
                       certain  risks, such as political or  economic
                       instability of the issuer or of the country of
                       issue,  fluctuating  exchange  rates  and  the
                       possibility   of   imposition   of    exchange
                       controls.   These  securities  may   also   be
                       subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S.
                       companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

    Lower-rated         Each  of  the Funds may also invest  no  more
    debt securities     than  5%  of  its  net assets in  lower-rated
                        (high-risk)  non-convertible debt securities,
	                which are below investment
                        grade.  The Funds do not expect to invest  in
                        non-convertible  debt  securities  that   are
                        rated  lower  than  Caa by Moody's  Investors
                        Service,  Inc.  or CCC by Standard  &  Poor's
                        Corp. or, if unrated, determined to be of comparable quality.

    Warrants, rights    Each  Fund  may invest up to 5% of its  total
    and options         assets in warrants, rights and options.

   Portfolio            Although  the  Funds generally will  seek  to
   turnover             invest  for  the long term, they  retain  the
                        right  to sell securities regardless  of  how
                        long they have been held.  Portfolio turnover
                        rates  for the Funds may exceed 100%.   Rates
                        which  exceed 100% are higher than  those  of
                        most  other  funds.   A  100%  turnover  rate
                        occurs,  for  example, if  all  of  a  Fund's
                        portfolio  securities  are  replaced  in  one
                        year.  High portfolio activity increases  the
                        Fund's transaction costs, including brokerage
                        commissions.   Portfolio turnover  rates  for
                        Royce Micro-Cap and Royce Premier Portfolio for 1997 were 132% and 79%, respectively.

  State insurance      The  Funds  are sold to the Insurance Companies
  restrictions         in  connection  with  Variable  Contracts,  and
                       will   seek  to  be  available  under  Variable
                       Contracts  sold  in a number of  jurisdictions.
                       Certain  states have regulations or  guidelines
                       concerning  concentration  of  investments  and
                       other  investment techniques.   If  applied  to
                       the  Funds, the Funds may be limited  in  their
                       ability to engage in certain techniques and  to
                       manage  their  portfolios with the  flexibility
                       provided herein.  In order to permit a Fund  to
                       be  available under Variable Contracts sold  in
                       certain  states, the Trust may make commitments
                       for  the  Fund  that are more restrictive  than
                       the   investment   policies   and   limitations
                       described   above  and  in  the  Statement   of
                       Additional   Information.    If    the    Trust
                       determines that such a commitment is no  longer
                       in  the  Fund's best interests, the  commitment
                       may  be revoked by terminating the availability
                       of   the   Fund  to  Variable  Contract  owners
                       residing in such states.
------------------------------------------------------------------------------

  MANAGEMENT OF        The  Trust's business and affairs are managed
  THE TRUST            under   the   direction  of  its   Board   of
                       Trustees.     Royce   &   Associates,    Inc.
  Royce &              ("Royce"), the Fund's investment adviser,  is
  Associates, Inc.     responsible for the management of the  Funds'
  is responsible for   portfolios, subject to the authority  of  the
  the                  Board   of   Trustees.   Royce,   which   was
  management of the    organized  in  1967, is also  the  investment
  Funds' portfolios    adviser  to  The  Royce  Fund  and  to  other
                       investment    and   non-investment    company
                       accounts.    Charles   M.   Royce,    Royce's
                       President, Chief Investment Officer and  sole
                       voting  shareholder since 1972, is  primarily
                       responsible   for   managing    the    Funds'
                       portfolios.   He  is  assisted   by   Royce's
                       investment   staff,  including   W.   Whitney
                       George, Senior Portfolio Manager and Managing
                       Director, Boniface A. Zaino, Senior Portfolio
		       Manager and Managing Director, Charles R. Dreifus,
		       Senior Portfolio Manager and Principal, and by
		       Jack  E.  Fockler,   Jr., Managing Director.

                       As compensation for its services to the Funds, Royce is entitled to receive annual advisory fees of 1.25% of the average net assets of Royce Micro-Cap Portfolio and 1% of the average net assets of each of Royce
                       Premier and Total Return Portfolios. These fees are payable monthly from the assets of the Funds involved. Royce will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                       From time to time, Royce may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Royce will not increase the fees paid by the Funds or their shareholders.

------------------------------------------------------------------------------
  GENERAL              Royce  Capital  Fund  (the  "Trust")  is   a
  INFORMATION          Delaware business trust registered with  the
                       Securities  and  Exchange  Commission  as  a
                       diversified, open-end management  investment
                       company.  The Trustees have the authority to
                       issue  an  unlimited  number  of  shares  of
                       beneficial   interest,  without  shareholder
                       approval,  and these shares may  be  divided
                       into   an   unlimited  number   of   series.
                       Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                       Pursuant to current interpretations  of  the
                       1940   Act,  the  Insurance  Companies  will
                       solicit  voting instructions  from  Variable
	               Contract owners with respect to any  matters
                       that are presented to a vote of shareholders
                       and   will  vote  all  shares  held  by  the
                       separate  accounts  in  proportion  to   the
                       voting  instructions received.  The exercise
                       of   voting   rights  on  shares   held   by
                       Retirement  Plans will be  governed  by  the
                       terms  of such plans.  Some Retirement Plans
                       may     pass-through    voting    to    plan
	               participants,  while shares  held  by  other
                       Retirement  Plans  may  be  voted   by   the
                       trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                       Each  Fund sells its shares only to  certain
                       qualified  retirement plans and to  variable
                       annuity and variable life insurance separate
                       accounts  of  insurance companies  that  are
  	               unaffiliated  with Royce  and  that  may  be
                       unaffiliated  with one another.   The  Funds
                       currently  do  not foresee any disadvantages
                       to policyowners arising out of the fact that
                       each   Fund  offers  its  shares   to   such
  	               entities.  Nevertheless, the Trustees intend
  	               to monitor events in order to
                       identify    any   irreconcilable    material
                       conflicts  that  may  arise  due  to  future
                       differences  in  tax  treatment   or   other
                       considerations and to determine what action,
                       if  any, should be taken in response to such
                       conflicts.    If  a  conflict  occurs,   the
                       Trustees  may require one or more  insurance
                       company   separate  accounts  or  plans   to
                       withdraw its investments in one or  more  of
                       the  Funds  and  to  substitute  shares   of
                       another  Fund.  As a result, a Fund  may  be
                       forced to sell securities at disadvantageous
                       prices.   In  addition,  the  Trustees   may
                       refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                       The  custodian for the portfolio securities,
                       cash  and other assets of the Funds is State
                       Street   Bank  and  Trust  Company.    State
                       Street, through its agent National Financial
                       Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.

Year 2000              Many  computer software systems in use today
                       cannot    properly   process    date-related
                       information from and after January 1,  2000.
                       Should  any of the computer systems employed
                       by  the  Funds or any of their major service
                       providers  fail  to  process  this  type  of
                       information  properly,  that  could  have  a
                       negative impact on the Funds' operations and
                       the   services   provided  to   the   Funds'
                       shareholders.  The Royce Funds and Royce
                       are  reviewing  all  of their  own  computer
                       systems  with  the  goal  of  modifying   or
                       replacing   such  systems  to   the   extent
                       necessary to prepare for the Year 2000.   In
                       addition, Royce has been advised by the Funds' major service providers that they are also in the process of reviewing their systems with the same goal. As of the date of this Prospectus, the Funds and Royce have no reason to believe that these goals will not be achieved.

------------------------------------------------------------------------------
  DIVIDENDS,           Each of the Funds will pay dividends from its
  DISTRIBUTIONS        net investment income (if any) and distribute
  AND TAXES            its  net  realized capital gains annually  in
                       December.   Dividends and distributions  will
                       be automatically reinvested in additional shares of the Funds.

                       Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                       Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59-1/2.

                       The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                       The  above  discussion is only a  summary  of
                       some  of  the  important  tax  considerations
                       generally  affecting  the  Funds  and   their
                       shareholders; see the Statement of Additional
                       Information for additional discussion.
------------------------------------------------------------------------------
  NET ASSET VALUE      Fund  shares are purchased and redeemed at  the
  PER SHARE            net asset value per share next determined after
                       an  order  is  received by the Funds'  transfer
  Net   asset  value   agent  or an authorized service agent  or  sub-
  per                  agent.  Net asset value per share is determined
  share (NAV) is       by  dividing  the  total value  of  the  Fund's
  determined    each   investments   and   other  assets,   less   any
  day                  liabilities,  by  the  number  of   outstanding
  the New York Stock   shares of the Fund.  Net asset value per  share
  Exchange is open     is  calculated at the close of regular  trading
                       on the New York Stock Exchange on each day the Exchange is open for business.

                       In  determining  net  asset  value,  securities
                       listed  on  an exchange or the Nasdaq  National
                       Market  System will be valued on the  basis  of
                       the  last reported sale price prior to the time
                       the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average
                       of   their  bid  and  ask  prices  for   Nasdaq
                       securities.  Quotations will be taken from  the
                       market  where the security is primarily traded.
                       Other  over-the  counter securities  for  which
                       market quotations are readily available will be
                       valued  at  their  bid price.   Securities  for
                       which   market  quotations  are   not   readily
                       available  will be valued at their  fair  value
                       under procedures established and supervised  by
                       the  Board of Trustees.  Bonds and other  fixed
                       income securities may be valued by reference to
                       other   securities  with  comparable   ratings,
                       interest    rates    and   maturities,    using
                       established independent pricing services.
------------------------------------------------------------------------------

  SHAREHOLDER          The  Trust will provide Insurance Companies and
  GUIDE                Retirement   Plans   with  information   Monday
                       through Friday, except holidays, from 9:00 a.m.
                       to 5:00 p.m. (Eastern time). For information, prices, literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

  Purchasing and       Shares  of  the Funds are sold on a  continuous
  Redeeming Shares     basis   to   separate  accounts  of   Insurance
  of the Funds         Companies   or  to  Retirement  Plans.    Stock
	               certificates will not be issued; share activity
                       will  be  recorded  in book  entry  form  only.
                       Investors may
		       not purchase or redeem shares  of
                       the   Funds  directly,  but  only  through  the
                       separate  accounts  of Insurance  Companies  or
                       through qualified Retirement Plans.  You should
                       refer   to  the  applicable  Separate   Account
                       Prospectus   or   your   Plan   documents   for
                       information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options in a Retirement Plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the Variable Contracts or Retirement Plans are described in the relevant Separate Account
                       Prospectuses or plan documents.

                       If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange
                       Commission exists or as permitted by the Securities and Exchange Commission.

     Shareholder       Owners  of  Variable Contracts  and  Retirement
  Communications       Plans  and  their administrators  will  receive
                       annual  and semi-annual reports, including  the
                       financial  statements of the  Funds  that  they
                       have  authorized for investment.   Each  report
                       will  also show the investments owned  by  each
                       Fund and the market values thereof, as well  as
                       other  information about the  Funds  and  their
                       operations.   The  Trust's  fiscal  year   ends
                       December 31.

    ROYCE CAPITAL FUND
    ------------------
    1414 Avenue of the Americas
    New York, NY 10019
    1-800-221-4268

                                             ROYCE CAPITAL FUND
    INVESTMENT ADVISER                       ------------------
    Royce & Associates, Inc.
    1414 Avenue of the Americas
    New York, NY 10019


    TRANSFER AGENT                          ROYCE MICRO-CAP PORTFOLIO
    State Street Bank and Trust Company
    c/o NFDS                                 ROYCE PREMIER PORTFOLIO
    P.O. Box 419012
    Kansas City, MO 64141-6012                 ROYCE TOTAL RETURN
    1-800-841-1180                                  PORTFOLIO


    CUSTODIAN
    State Street Bank and Trust Company
    P.O. Box 1713
    Boston, MA 02105


    OFFICERS
    Charles M. Royce, President and Treasurer
    John D. Diederich, Vice President
    Jack E.  Fockler, Jr., Vice
    President                                      PROSPECTUS
    W. Whitney George, Vice President            APRIL 15, 1998
    Daniel A. O'Byrne, Vice President
       and Asst. Secretary
    John E. Denneen, Secretary

ROYCE CAPITAL FUND
------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
------------------------------------------------------------------------------

PROSPECTUS --       April 15, 1998



------------------------------------------------------------------------------
                      Royce  Micro-Cap  Portfolio  (the  "Fund")   is   a
                      series   of   Royce  Capital  Fund  (the  "Trust").
                      Shares of the Fund are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified
                      variable   annuity  contracts  and  variable   life
                      insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

                      The  Trust  is currently offering shares  of  three
                      series.   This  Prospectus relates to Royce  Micro-
                      Cap Portfolio only.
------------------------------------------------------------------------------



   ABOUT THIS          This   Prospectus   sets   forth   concisely   the
   PROSPECTUS          information  that you should know about  the  Fund
                       before  you  invest.  It should  be  retained  for
                       future  reference.   A  "Statement  of  Additional
                       Information" containing further information  about
                       the  Fund  and the Trust has been filed  with  the
                       Securities    and   Exchange   Commission.     The
                       Statement  of  Additional  Information  is   dated
                       April 15, 1998 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor Information at 1 (800) 221-
                       4268  or  by  writing  or calling  your  Insurance
                       Company.

------------------------------------------------------------------------------

   TABLE OF CONTENTS
                              Page                                      Page
   Fund Expenses                 2    Investment Limitations               6
   Financial Highlights          3    Management of the Trust              8
   Investment Performance        4    General Information                  8
   Investment Objective          5    Dividends, Distributions and Taxes  10
   Investment Policies           5    Net Asset Value Per Share           10
   Investment Risks              5    Shareholder Guide                   11

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 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
   THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS.  ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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  FUND EXPENSES        Transaction expenses are charges paid when shares
                       of the Fund are purchased or sold.

                       Shareholder Transaction Expenses
		       --------------------------------
                       Sales Load Imposed on Purchases or
                            Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions          None

                       The Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Fund. Expenses are factored into the Fund's net asset value daily.

                       Annual Fund Operating Expenses
		       ------------------------------
                       Management Fees
                           (after waivers)               	  .00%
                       12b-1 Fees                        	  None
                       Other Expenses
                             (after reimbursement)       	  1.35%
                       Total Operating Expenses
                             (after waivers and reimbursement)    1.35%

                       The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management fees would have been 1.25% and total operating expenses would have been 7.32% for 1997 without the waivers of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1998 to the extent necessary to maintain total operating expenses of the Fund at or below 1.35%.

                       The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                              1 Year  3 Years 5 Years  10 Years
			      ------  ------- -------  --------
                               $14      $43     $74      $162

                       THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

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FINANCIAL
HIGHLIGHTS                            The      following      financial
                                      highlights are part of the Fund's
                                      financial  statements  and   have
                                      been audited by Coopers & Lybrand
                                      L.L.P.,  independent accountants.
                                      The  Fund's  financial statements
                                      and  Coopers  & Lybrand  L.L.P.'s
                                      reports  on them are included  in
                                      the   Fund's  Annual  Report   to
                                      Shareholders and are incorporated
                                      by  reference into the  Statement
                                      of   Additional  Information  and
                                      this     Prospectus.      Further
                                      information  about   the   Fund's
                                      performance     is      contained
                                      elsewhere in this Prospectus  and
                                      in  the  Fund's Annual Report  to
                                      Shareholders for 1997, which  may
                                      be  obtained  without  charge  by
                                      calling Investor Information.


                                	   Year Ended          Period Ended
                            		December 31, 1997   December 31, 1996
				        -----------------   -----------------
Net Asset Value, Beginning of Period 	  $5.01   	          $5.00

Income from Investment Operations
---------------------------------
Net investment income (loss)		  (0.02)   		   0.00
 Net realized and unrealized gain (loss)
  on investments                           1.08			   0.01
					   ----			   ----
   Total from Investment Operations	   1.06     		   0.01
					   ----			   ----
Less Distributions
------------------
 Dividends paid from net investment
   income                                 (0.00)                  (0.00)
 Distributions paid from capital gains	  (0.27)                  (0.00)
					   ----			   ----
   Total Distributions             	  (0.27)                  (0.00)
					   ----			   ----

Net Asset Value, End of Period		  $5.80                   $5.01
		  			  =====                   =====
Total Return                       	  21.2%                    0.2%

Ratios/Supplemental Data
Net Assets, End of Year         	$1,064,382             $250,462
Ratio of Expenses to
   Average Net Assets(a)          	  1.35%                  1.99%*
Ratio of Net Investment Income (Loss)
      to Average Net Assets(a)           (0.96%)  	        (1.99%)*
Portfolio Turnover Rate            	   132%                     0%
Average Commission Rate Paid		$0.0496                 $0.0499

(a) Expense ratios and net investment income are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended December 31, 1997 and 1996, the expense ratios before waivers and expense reimbursements would have been 7.32% and 22.49%, respectively.
(b)  From inception of the Fund on December 27, 1996.
*    Annualized.



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INVESTMENT           From   time  to  time,  the  Fund  may  communicate
PERFORMANCE          figures  reflecting total return over various  time
                     periods.   "Total return" is the rate of return  on
Total return is      an  amount  invested in the Fund from the beginning
the                  to  the  end of the stated period.  "Average annual
change in value      total  return" is the annual compounded  percentage
over                 change  in the value of an amount invested  in  the
a given time         Fund  from  the  beginning until  the  end  of  the
period,              stated  period.   Total returns, which  assume  the
assuming             reinvestment   of   all   net   investment   income
reinvestment         dividends  and  capital  gains  distributions,  are
of  any  dividends   historical  measures  of past performance  and  are
and                  not intended to indicate future performance.
capital gains
distributions        Total  returns  quoted  for the  Fund  include  the
                     effect  of deducting the Fund's operating expenses,
                     but   will   not   include  charges  and   expenses
                     attributable to a particular Variable  Contract  or
                     Retirement  Plan.  Because shares of the  Fund  may
                     be  purchased only through a Variable  Contract  or
                     an  eligible Retirement Plan, an individual  owning
                     a   Variable   Contract  or  participating   in   a
                     Retirement   Plan  should  carefully   review   the
                     Variable    Contract   disclosure   documents    or
                     Retirement  Plan  information  for  information  on
                     relevant  charges  and expenses.   Excluding  these
                     charges and expenses from quotations of the  Fund's
                     performance  has  the  effect  of  increasing   the
                     performance  quoted.   These charges  and  expenses
                     should be considered when comparing the Fund's performance to other investment vehicles.

                     The Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail fund has the same investment adviser as the corresponding Fund offered in this Prospectus.

                     Set forth below is total return information for the Fund and for the Royce retail fund corresponding to the Fund, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of the fund. Investors should not consider this performance data as an indication of the future performance of the Fund offered in this Prospectus. The performance figures presented below for the Royce retail fund reflect the deduction of the historical fees and expenses paid by that fund, and not those paid by this Fund. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that the Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                     The average annual total returns for the Fund for the periods ended December 31, 1997 were:

                                          	  One      Since     Inception
                                       		 Year    Inception     Date
						 ----    ---------   ---------
                     Royce Micro-Cap Portfolio   21.2%     21.2%     12/27/96

                     The   average   annual  total   returns   for   the
                     corresponding Royce retail fund for the periods ended December 31, 1997 were:

                                       	   One   Three  Five  Since   Inception
                                       	   Year  Year   Year Inception   Date
					   ----  ----   ---- --------- --------
                     Royce Micro-Cap Fund  24.7% 19.7%  17.1%  19.0%   12/31/91

                     The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

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  INVESTMENT           ROYCE  MICRO-CAP PORTFOLIO seeks long-term capital
  OBJECTIVE            appreciation,  primarily  through  investments  in
                       common  stocks  and   convertible  securities   of
                       small  and  micro-cap  companies.   Production  of
                       income  is  incidental to this objective.    There
                       can be no assurance that the Fund will achieve its objective.

                       This investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

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  INVESTMENT           Royce  will  use a "value" method in managing  the
  POLICIES             Fund's  assets.   In its selection process,  Royce
                       puts  primary emphasis on various internal returns
                       indicative   of   profitability,   balance   sheet
                       quality,  cash  flows and the  relationships  that
  The  Fund  invests   these  factors  have  to the current  price  of  a
  on a                 given security.
  "value" basis
                       Royce's  value method is based on its belief  that
                       the  securities  of  certain small  companies  may
                       sell  at  a  discount from its  estimate  of  such
                       companies'  "private worth".  Royce  will  attempt
  The Fund invests     to  identify  and invest in these  securities  for
  primarily in micro-  the  Fund,  with the expectation that this  "value
  cap                  discount"  will narrow over time and thus  provide
  companies            capital appreciation for the Fund.

                       At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under
                       $300  million  at  the time  of  investment.   The
                       remainder of the Fund's assets may be invested in the securities of companies with higher stock
                       market    capitalizations   and    non-convertible
                       preferred stocks and debt securities.
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  INVESTMENT           As  a  mutual fund investing primarily  in  common
  RISKS stocks and/or securities convertible into common stocks, the Fund is subject to market risk--that is, the possibility that common stock prices will decline over short or even extended periods. Because the Fund focuses on the less liquid
	               securities   of   small  and  micro-capitalization
	               companies, it may involve considerably more risk than a

  The Fund is          mutual  fund  investing in the more liquid  common
  subject to           stocks   and  convertible  securities  of   larger
  certain              capitalization  companies.  The  Fund's  companies
  investment           may  have static, cyclical or only moderate growth
  risks                prospects  and/or limited product  lines,  markets
                       and  financial  resources.   They  may  also  lack
                       management   depth  and  be  more  vulnerable   to
                       adverse   business  developments.   In   addition,
                       these  companies  may not be  well  known  to  the
                       investment  community  and  may  be  followed   by
                       relatively few securities analysts, so that  there
                       will   tend   to   be   less  publicly   available
                       information  about them, and their securities  may
                       not   be   widely  held  or  attract   significant
                       institutional ownership.  Finally, the  securities
                       of  the  Fund's companies may have limited trading
                       volumes,  wide spreads between their bid  and  ask
                       prices, prices that are subject to more abrupt  or
                       erratic  market movements than the  securities  of
                       larger  capitalization  companies  or  the  market
                       averages   in   general  and,  in  the   case   of
                       securities traded in the over-the-counter  market,
                       only  a  few market makers.  Accordingly,  Royce's
                       investment method requires it to have a  long-term
                       investment outlook for the securities in which  it
                       invests.   The Fund should not be used  by  market
                       timers.

                       Because the Fund invests primarily in micro-capitalization securities, it may not be able to purchase or sell more than a limited number of shares of a portfolio security at then quoted market  prices,  and  may require  a  considerable
                       period of time to acquire or dispose of a position in the security. This risk will increase to the extent other Royce-managed accounts or other investors are also seeking to purchase or sell a portfolio security held by the Fund. See "Net Asset Value Per Share".

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INVESTMENT           The    Fund   has   adopted   certain   fundamental
LIMITATIONS          limitations,  designed to reduce  its  exposure  to
                     specific  situations,  which  may  not  be  changed
                     without   the  approval  of  a  majority   of   its
                     outstanding voting shares, as that term is  defined
The Fund has         in  the 1940 Act.  These limitations are set  forth
adopted certain      in  the  Statement  of Additional  Information  and
fundamental          provide,  among other things, that  the  Fund  will
limitations          not:

                       (a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;
                       (b) invest more than 25% of its assets in any one
                     industry; or
                       (c) invest in companies for the purpose of exercising control of management.

Other Investment     In  addition to investing primarily in  the  equity
Practices:           and  fixed  income securities described above,  the
                     Fund may follow a number of additional investment practices.

Short-term fixed     The  Fund  may  invest in short-term  fixed  income
income securities    securities  for  temporary defensive  purposes,  to
                     invest  uncommitted cash balances  or  to  maintain
                     liquidity  to meet shareholder redemptions.   These
                     securities   consist  of  United  States   Treasury
                     bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S.

                     Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending   The  Fund  may  lend up to 25%  of  its  assets  to
                     qualified  institutional investors for the  purpose
                     of   realizing   additional   income.    Loans   of
                     securities  of  the Fund will be collateralized  by
                     cash  or  securities issued or  guaranteed  by  the
                     United   States  Government  or  its  agencies   or
                     instrumentalities.  The collateral  will  equal  at
                     least  100%  of  the current market  value  of  the
                     loaned   securities.   The  risks   of   securities
                     lending   include  possible  delays  in   receiving
                     additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities   The  Fund  may  invest up to 10% of its  assets  in
                     debt  and/or equity securities of foreign  issuers.
                     Foreign investments involve certain risks, such  as
                     political or economic instability of the issuer  or
                     of  the  country  of  issue,  fluctuating  exchange
                     rates   and   the  possibility  of  imposition   of
                     exchange  controls.  These securities may  also  be
                     subject  to greater fluctuations in price than  the
                     securities of U.S. corporations, and there  may  be
                     less  publicly  available information  about  their
                     operations.  Foreign companies may not  be  subject
                     to    accounting    standards    or    governmental
                     supervision  comparable  to  U.S.  companies,   and
                     foreign   markets  may  be  less  liquid  or   more
                     volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated          The  Fund  may also invest no more than 5%  of  its
debt securities      net   assets   in   lower-rated  (high-risk)   non-
                     convertible  debt  securities,  which   are   below
                     investment  grade.   The Fund does  not  expect  to
                     invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights      The  Fund may invest up to 5% of its total  assets
and options           in warrants, rights and options.

Portfolio turnover    The  Fund's portfolio turnover rate for  1997  was
                      132%.   Rates  which exceed 100% are  higher  than
                      those  of most other funds.  A 100% turnover  rate
                      occurs,   for  example,  if  all  of  the   Fund's
                      portfolio  securities are replaced  in  one  year.
                      High   portfolio  activity  increases  the  Fund's
                      transaction     costs,     including     brokerage
                      commissions.


State insurance       The  Fund  is  sold to the Insurance Companies  in
restrictions          connection with Variable Contracts, and will  seek
                      to  be available under Variable Contracts sold  in
                      a  number  of jurisdictions.  Certain states  have
                      regulations      or     guidelines      concerning
                      concentration of investments and other  investment
                      techniques.  If
                      applied  to  the Fund, the Fund may be limited  in
                      its  ability  to engage in certain techniques  and
                      to  manage  its  portfolio  with  the  flexibility
                      provided herein.  In order to permit the  Fund  to
                      be  available  under Variable  Contracts  sold  in
                      certain  states,  the Trust may  make  commitments
                      for  the  Fund that are more restrictive than  the
                      investment  policies  and  limitations   described
                      above   and   in   the  Statement  of   Additional
                      Information.  If the Trust determines that such  a
                      commitment  is  no  longer  in  the  Fund's   best
                      interests,  the  commitment  may  be  revoked   by
                      terminating  the  availability  of  the  Fund   to
                      Variable Contract owners residing in such states.
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MANAGEMENT OF         The  Trust's  business  and  affairs  are  managed
THE TRUST             under  the  direction of its  Board  of  Trustees.
                      Royce  &  Associates,  Inc.   ("Royce"),  formerly
Royce & Associates,   named  Quest Advisory Corp., the Fund's investment
Inc.                  adviser, is responsible for the management of  the
is  responsible for   Fund's portfolio, subject to the authority of  the
the                   Board of Trustees.  Royce, which was organized  in
management of the     1967,  is also the investment adviser to The Royce
Fund's portfolio      Fund  and  to  other investment and non-investment
                      company   accounts.  Charles  M.  Royce,   Royce's
                      President,  Chief  Investment  Officer  and   sole
                      voting   shareholder  since  1972,  is   primarily
                      responsible  for  managing the  Fund's  portfolio.
                      He   is  assisted  by  Royce's  investment  staff,
                      including W. Whitney George, Senior Portfolio Manager and Managing Director, Boniface A. Zaino, Senior
                      Portfolio Manager and Managing Director, Charles R.
                      Dreifus, Senior Portfolio Manager and Principal, and by Jack E. Fockler, Jr., Managing Director.


                      As compensation for its services to the Fund, Royce is entitled to receive annual advisory fees of 1.25% of the average net assets of the Fund. These fees are payable monthly from the assets of the Fund.

                      Royce will select the brokers who will execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                      From  time  to  time,  Royce may  pay  amounts  to
                      Insurance  Companies or other  organizations  that
                      provide  administrative services for the  Fund  or
                      that  provide  services relating to  the  Fund  to
                      owners  of  Variable Contracts and/or participants
                      in  Retirement Plans.  These services may include,
                      among   other  things:  sub-accounting   services;
                      answering    inquiries   regarding    the    Fund;
                      transmitting,  on  behalf  of  the   Fund,   proxy
                      statements,    shareholder    reports,     updated
                      prospectuses  and  other communications  regarding
                      the  Fund; and such other related services as  the
                      Trust,   owners   of  Variable  Contracts   and/or
                      participants  in  Retirement  Plans  may  request.
                      The   amounts  of  any  such  payments   will   be
                      determined  by  the  nature  and  extent  of   the
                      services  provided  by  the Insurance  Company  or
                      other  organization.  Payment of such  amounts  by
                      Royce will not increase the fees paid by the  Fund
                      or its shareholders.
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GENERAL               Royce  Capital  Fund (the "Trust") is  a  Delaware
INFORMATION           business trust registered with the Securities  and
                      Exchange Commission as a diversified, open-end
                      management investment company.  The Trustees  have
                      the  authority  to  issue an unlimited  number  of
                      shares    of    beneficial    interest,    without
                      shareholder  approval, and  these  shares  may  be
                      divided   into  an  unlimited  number  of  series.
                      Shareholders are entitled to one vote  per  share.
                      Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                      The   Fund  sells  its  shares  only  to   certain
                      qualified   retirement  plans  and   to   variable
                      annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Royce and that may be unaffiliated with one another. The Fund currently does not foresee any disadvantages to policyowners arising out of the fact that the Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund and to substitute shares of another fund. As a result, the Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The custodian for the portfolio securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.

Year 2000             Many   computer  software  systems  in  use  today
                      cannot  properly process date-related  information
                      from  and  after January 1, 2000.  Should  any  of
                      the  computer systems employed by the Funds or any
                      of  their major service providers fail to  process
                      this  type  of  information properly,  that  could
                      have  a  negative impact on the Funds'  operations
                      and   the   services  provided   to   the   Funds'
                      shareholders.   The  Royce  Funds  and  Royce  are
                      reviewing all of their
                      own  computer  systems with the goal of  modifying
                      or  replacing such systems to the extent necessary
                      to  prepare for the Year 2000.  In addition, Royce
                      has  been  advised  by  the Funds'  major  service
                      providers  that  they are also in the  process  of
                      reviewing  their systems with the same  goal.   As
                      of the date of this Prospectus, the Funds and Royce have no reason to believe that these goals will not be achieved.

------------------------------------------------------------------------------

DIVIDENDS,            The   Fund  will  pay  dividends  from   its   net
DISTRIBUTIONS         investment income (if any) and distribute its  net
AND TAXES             realized   capital  gains  annually  in  December.
                      Dividends and distributions will be automatically reinvested in additional shares of the Fund.

                      The Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, the Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                      Shares of the Fund may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from the Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Fund to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Fund will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59-1/2.

                      The tax status of your investment in the Fund depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                      The above discussion is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for additional discussion.

------------------------------------------------------------------------------

NET ASSET VALUE       Fund shares are purchased and redeemed at the  net
PER SHARE             asset  value  per share next determined  after  an
                      order is received by the Fund's transfer agent  or
Net asset value per   an  authorized  service agent or  sub-agent.   Net
share (NAV) is        asset  value  per share is determined by  dividing
determined each day the total value of the Fund's investments and the New York Stock other assets, less any liabilities, by the number Exchange is open of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock

                      Exchange on each day the Exchange is open for business.

                      In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


------------------------------------------------------------------------------

SHAREHOLDER GUIDE     The  Trust  will provide Insurance  Companies  and
                      Retirement  Plans with information Monday  through
                      Friday,  except holidays, from 9:00 a.m.  to  5:00
                      p.m.  (Eastern  time).   For information,  prices,
                      literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

   Purchasing and Shares of the Fund will be sold on a continuous Redeeming Shares basis to separate accounts of Insurance Companies or  to Retirement Plans.  Stock certificates  will
                      not be issued; share activity will be recorded  in
                      book  entry form only.  Investors may not purchase
                      or  redeem shares of the Fund directly,  but  only
                      through   the   separate  accounts  of   Insurance
                      Companies  or through qualified Retirement  Plans.
                      You   should  refer  to  the  applicable  Separate
                      Account  Prospectus  or your  Plan  documents  for
                      information  on  how to purchase  or  surrender  a
                      contract,  make  partial withdrawals  of  contract
                      values,  allocate contract values to one  or  more
                      funds,    change   existing   allocations    among
                      investment  alternatives, including the  Fund,  or
                      select specific funds as investment options  in  a
                      Retirement Plan.  No sales charge is imposed  upon
                      the  purchase or redemption of shares of the Fund.
                      Sales  charges  for  the  Variable  Contracts   or
                      Retirement  Plans are described  in  the  relevant
                      Separate Account Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by the Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

Shareholder           Owners  of Variable Contracts and Retirement  Plans
Communications        and  their  administrators will receive annual  and
                      semi-annual   reports,  including   the   financial
                      statements of the Fund that they have authorized for investment. Each report will also show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends December 31.

                                        ROYCE CAPITAL FUND
ROYCE CAPITAL FUND                      ------------------
------------------
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268


INVESTMENT ADVISER                                  ROYCE
Royce & Associates, Inc.                           MICRO-CAP
1414 Avenue of the Americas                        PORTFOLIO
New York, NY 10019


TRANSFER AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180


CUSTODIAN
State Street Bank and Trust Company               PROSPECTUS
P.O. Box 1713                                   APRIL 15, 1998
Boston, MA 02105


OFFICERS
Charles  M.  Royce,  President  and
Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary

ROYCE CAPITAL FUND
------------------------------------------------------------------------------
ROYCE PREMIER PORTFOLIO
ROYCE TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------

PROSPECTUS --      April 15, 1998

------------------------------------------------------------------------------
                      Royce Premier Portfolio and Royce Total Return Portfolio (the "Funds") are series of Royce Capital
                      Fund  (the  "Trust").   Shares  of  the  Funds  are
                      offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding
                      qualified   and   non-qualified  variable   annuity
                      contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement
                      plans  and  accounts  permitting  accumulation   of
                      assets   on   a   tax-deferred  basis  ("Retirement
                      Plans").   Certain Funds may not  be  available  in
                      connection with a particular Variable Contract, and certain Variable Contracts may limit allocations
                      among  the  Funds.   See the accompanying  Variable
                      Contract disclosure documents for any restrictions on purchases or allocations.

------------------------------------------------------------------------------

ABOUT THIS            This   Prospectus   sets   forth   concisely    the
PROSPECTUS            information  that  you should  know  about  a  Fund
                      before  you  invest.   It should  be  retained  for
                      future   reference.   A  "Statement  of  Additional
                      Information"  containing further information  about
                      the  Funds  and the Trust has been filed  with  the
                      Securities and Exchange Commission.  The  Statement
                      of  Additional Information is dated April 15,  1998
                      and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor
                      Information at 1 (800) 221-4268 or by writing or calling your Insurance Company.

------------------------------------------------------------------------------
TABLE OF CONTENTS
                            Page                                       Page
Fund Expenses                  2   Investment Limitations                 7
Financial Highlights           3   Management of the Trust                9
Investment Performance         4   General Information                   10
Investment Objectives          5   Dividends, Distributions and Taxes    11
Investment Policies            5   Net Asset Value Per Share             12
Investment Risks               6   Shareholder Guide                     12

------------------------------------------------------------------------------
 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
   THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS.  ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------
FUND EXPENSES         Transaction  expenses are charges paid when  shares
                      of the Funds are purchased or sold.

                           Shareholder Transaction Expenses
			   --------------------------------
                       Sales Load Imposed on Purchases or
                           Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions         None

                      Each Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses for Royce Premier Portfolio are based on amounts incurred in 1997, and are estimated for Royce Total Return Portfolio's first year of operation.

                                                Annual Fund Operating Expenses
						------------------------------
                                               	      Royce       Royce
                                               	     Premier   Total Return
                                              	    Portfolio    Portfolio
						    ---------    ---------
                       Management Fees
                          (after waivers)               .00%          .00%
                       12b-1 Fees                        None          None
                       Other Expenses
                       (after reimbursement)             1.35%         1.35%
                       Total Operating Expenses (after	 -----         -----
                         waivers  and reimbursement)     1.35%         1.35%
                         				 -----         -----

                      The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Funds. Management fees for Royce Premier Portfolio would have been 1.00% and total operating expenses would have been 8.87% for 1997 without the waiver of management fees and reimbursement of Fund expenses by Royce. Management fees for Royce Total Return Portfolio would be 1.00% and total operating expenses would be 2.99% without the waiver of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1998 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

                      The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                                                    1 Year    3 Years    5 Years    10 Years
						    ----------------------------------------
                      Royce Premier Portfolio         $14        $43       $74       $162
                      Royce Total Return Portfolio    $14        $43       $74       $162

                      THESE    EXAMPLES   SHOULD   NOT   BE    CONSIDERED
                      REPRESENTATIONS  OF  PAST  OR  FUTURE  EXPENSES  OR
                      PERFORMANCE.   ACTUAL EXPENSES  MAY  BE  HIGHER  OR
                      LOWER THAN THOSE SHOWN.

                      Additional expenses are incurred under the Variable
                      Contracts and the Retirement Plans.  These expenses
                      are  not  described  in  this Prospectus.  Variable
                      Contract  owners  and Retirement Plan  participants
                      should  consult  the  Variable Contract  disclosure
                      documents  or Retirement Plan information regarding
                      these expenses.
------------------------------------------------------------------------------
FINANCIAL                            The      following     financial
HIGHLIGHTS                           highlights  are  part  of  Royce
                                     Premier   Portfolio's  financial
                                     statements and have been audited
                                     by  Coopers  &  Lybrand  L.L.P.,
                                     independent  accountants.    The
                                     Funds' financial statements  and
                                     attached schedule of investments
                                     are   included  in  the   Funds'
                                     Annual  Report  to  Shareholders
                                     for  the year ended December 31,
                                     1997  and  are  incorporated  by
                                     reference into the Statement  of
                                     Additional Information and  this
                                     Prospectus.  Further information
                                     about the Funds' performance  is
                                     contained  elsewhere   in   this
                                     Prospectus  and  in  the  Funds'
                                     Annual  Reports to Shareholders,
                                     which  may  be obtained  without
                                     charge   by   calling   Investor
                                     Information.

                                               Royce Premier
                                               -------------
                        	    Period ended           Period ended
                               	  December 31, 1997     December 31, 1996(b)
				  -----------------     --------------------
Net Asset Value,
Beginning of Period             	$5.05                   $5.00
Income from Investment Operations
---------------------------------
   Net investment income (loss) 	(0.01)			 0.00
   Net  realized  and
    unrealized gain (loss)
    on investments                       0.87                    0.05
					------			------
    Total from Investment Operations     0.86                    0.05
					------			------

Less Distributions
------------------
   Dividends paid from
    net investment income               (0.00)                  (0.00)
   Distributions paid
    from capital gains		        (0.54)                  (0.00)
					------			------
     Total Distributions                (0.54)                  (0.00)
					------			------
Net Asset Value, End of Period          $5.37                   $5.05
					=====			 ====
Total Return                            17.1%                    1.0%
					=====			 ====
Ratios/Supplemental Data
------------------------
    Net Assets, End of Period	       $295,623                $252,419
    Ratio  of Expenses
     to Average Net Assets (a)		 1.35%                    1.99%*
    Ratio of Net Investment Income
     (Loss) to Average Net Assets (a)   (0.18%)                  (1.99%)*
    Portfolio Turnover Rate	          79%                       0%
    Average Commission Rate Paid	$0.0606                 $0.0667


(a)   	Expense ratios and net investment income  are  shown
	after fee waivers and expense reimbursements by the investment adviser.
	For the periods ended December 31, 1997 and 1996, the expense ratios for
	Royce Premier Portfolio before waivers and expense reimbursements would
	have been 8.87% and 22.02%, respectively.
(b)     From inception of the Fund on December 27, 1996.
*  	Annualized.


------------------------------------------------------------------------------
INVESTMENT            From  time  to  time,  the  Funds  may  communicate
PERFORMANCE           figures  reflecting total return over various  time
Total return is the   periods.   "Total return" is the rate of return  on
change in value       an  amount invested in a Fund from the beginning to
over                  the  end  of  the  stated period.  "Average  annual
a given time   	      total  return" is the annual compounded  percentage
period,               change in the value of an amount invested in a Fund
assuming              from  the  beginning until the end  of  the  stated
reinvestment          period.    Total   returns,   which   assume    the
of any dividends      reinvestment of all net investment income dividends
and                   and  capital  gains distributions,  are  historical
capital gains         measures  of past performance and are not  intended
distributions         to indicate future performance.

                      Total  returns  quoted for the  Funds  include  the
                      effect of deducting each Fund's operating expenses,
                      but   do   not   include   charges   and   expenses
                      attributable to a particular Variable  Contract  or
                      Retirement Plan.  Because shares of the  Funds  may
                      be purchased only through a Variable Contract or an
                      eligible  Retirement Plan, an individual  owning  a
                      Variable  Contract or participating in a Retirement
                      Plan  should carefully review the Variable Contract
                      disclosure documents or Retirement Plan information
                      for  information on relevant charges and  expenses.
                      Excluding   these   charges   and   expenses   from
                      quotations  of  each  Fund's  performance  has  the
                      effect of increasing the performance quoted.  These
                      charges  and  expenses should  be  considered  when
                      comparing  a Fund's performance to other investment
                      vehicles.

                      Each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

                      Set  forth  in  the  table below  is  total  return
                      information  for  each of the  Royce  retail  funds
                      corresponding   to  the  Funds  offered   in   this
                      Prospectus,  calculated as described  above.   Such
                      information  has  been  obtained  from  Royce   and
                      updates  the  information set forth in the  current
                      prospectus  of  each  fund.  Investors  should  not
                      consider this performance data as an indication  of
                      the future performance of the Funds offered in this
                      Prospectus.  The performance figures of  the  Royce
                      retail  fund presented below reflect the  deduction
                      of  the  historical fees and expenses paid  by  the
                      Royce  retail funds, and not those to  be  paid  by
                      these  Funds.  The figures also do not reflect  the
                      deduction  of  charges or expenses attributable  to
                      Variable  Contracts.  As discussed above, investors
                      should  refer  to the applicable Variable  Contract
                      disclosure  documents  for  information   on   such
                      charges and expenses.  Additionally, although it is
                      anticipated  that  each Fund and its  corresponding
                      retail    fund   will   hold   similar   securities
                      selections,  their investment results are  expected
                      to  differ.   In particular, differences  in  asset
                      size and in cash flow resulting from purchases  and
                      redemptions of Fund shares may result in  different
                      security  selections, differences in  the  relative
                      weightings  of  securities or  differences  in  the
                      price paid for particular portfolio holdings.


                      The  average annual total returns for Royce Premier
                      Portfolio for the periods ended December  31,  1997
                      were:

                                        	One        Since      Inception
                                        	Year     Inception      Date
						----	 ---------    ---------
                      Royce Premier Portfolio   17.1%      18.0%      12/27/96

                      The   average   annual  total   returns   for   the
                      corresponding  Royce retail fund  for  the  periods
                      ended December 31, 1997 were:

                                        	One   Three     Five    Since    Inception
                                                Year   Year     Year  Inception     Date
						----  -----     ----  ---------  ---------
                      Royce Premier Fund        18.4%   18.1%   15.2%   15.3%    12/31/91
                      Royce Total Return Fund   23.7%   25.3%    --     19.7%    12/15/93

                      The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

------------------------------------------------------------------------------

INVESTMENT            Each   Fund  has  different  investment  objectives
OBJECTIVES            and/or  its  own method of achieving its objectives
                      and is designed to meet different investment needs.
                      There can be no assurance that any of the Funds will achieve their objectives.

                      ROYCE PREMIER PORTFOLIO'S investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.

                      ROYCE TOTAL RETURN PORTFOLIO'S investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

                      These investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

------------------------------------------------------------------------------
INVESTMENT            Royce  will  use a "value" method in  managing  the
POLICIES              Funds'  assets.   In its selection  process,  Royce
                      puts  primary emphasis on various internal  returns
The Funds invest on   indicative of profitability, balance sheet quality,
a                     cash flows and the relationships that these factors
"value" basis         have to the current price of a given security.

The Funds invest      Royce's  value method is based on its  belief  that
primarily in          the  securities of certain small companies may sell
small companies       at  a discount from its estimate of such companies'
                      "private  worth".  Royce will attempt  to  identify
                      and  invest  in these securities for  each  of  the
                      Funds,   with  the  expectation  that  this  "value
                      discount" will narrow over time and thus provide capital appreciation for the Funds.

                      ROYCE PREMIER PORTFOLIO
                      Normally,  Royce Premier Portfolio will  invest  at
                      least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. In its selection process for the Fund, Royce will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

                      ROYCE TOTAL RETURN PORTFOLIO
                      In accordance with its dual objective of capital appreciation (realized and unrealized) and current income, Royce Total Return Portfolio will normally invest at least 65% of its assets in common stocks and convertible securities. At least 90% of these securities will be income-producing, and at least 65% will be issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of the Fund's assets may be invested in securities with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible securities. While most of the Fund's securities will be income-producing, the composite yield of the Fund will vary and may be either higher or lower than the composite yield of the stocks in the Standard & Poor's 500 Index.

------------------------------------------------------------------------------

INVESTMENT            As  mutual  funds  investing  primarily  in  common
RISKS                 stocks  and/or securities convertible  into  common
                      stocks, the Funds are subject to market risk,  that
The Funds are         is,  the possibility that common stock prices  will
subject               decline  over short or even extended periods.   The
to certain   	      Funds  will  invest substantial portions  of  their
investment            assets in securities of small-cap companies.   Such
risks                 companies  may  not be well-known to the  investing
                      public,  may  not  have  significant  institutional
                      ownership  and  may have cyclical, static  or  only
                      moderate   growth  prospects.   In  addition,   the
                      securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the larger capitalization stocks included in the Standard & Poor's 500 Index. Accordingly, Royce's investment method requires a long-term investment horizon, and the Funds should not be used by market timers.

                      Because the Funds invest primarily in small and/or micro-capitalization securities, they may not be able to purchase or sell more than a limited number of shares of a portfolio security at then quoted market prices, and may require a considerable period of time to acquire or dispose of a position in the security. This risk will increase to the extent other Royce-managed accounts or other investors are also seeking to purchase or sell a portfolio security held by one of the Funds. See "Net Asset Value Per Share".

                      In addition, Royce Total Return Portfolio may invest in micro-cap securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Royce may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Total Return Portfolio is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges.

                      Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.

------------------------------------------------------------------------------
INVESTMENT            Each  of  the Funds has adopted certain fundamental
LIMITATIONS           limitations,  designed to reduce  its  exposure  to
                      specific  situations,  which  may  not  be  changed
                      without   the  approval  of  a  majority   of   its
                      outstanding voting shares, as that term is  defined
                      in  the 1940 Act.  These limitations are set  forth
The    Funds   have   in  the  Statement  of Additional  Information  and
adopted               provide, among other things, that no Fund will:
certain fundamental
limitations             (a)     as to 75% of its assets, invest more than
                      		5% of its assets in the securities of any one issuer, excluding obligations of the U.S.
                      		Government;
                        (b)     invest more than 25% of its assets in any
                      		one industry; or
                        (c)     invest in companies for the purpose  of
                      		exercising control of management.

Other Investment      In  addition to investing primarily in  the  equity
Practices:            and  fixed  income securities described above,  the
                      Funds may follow a number of additional investment practices.

Short-term fixed      The  Funds  may invest in short-term  fixed  income
income securities     securities  for  temporary defensive  purposes,  to
                      invest  uncommitted cash balances  or  to  maintain
                      liquidity  to meet shareholder redemptions.   These
                      securities consist of United States Treasury bills,
                      domestic bank certificates of deposit, high-quality
                      commercial    paper   and   repurchase   agreements
                      collateralized by U.S. Government securities.  In a
                      repurchase  agreement, a bank sells a  security  to
                      the  Fund at one price and agrees to repurchase  it
                      at the Fund's cost plus interest within a specified
                      period   of   seven  or  fewer  days.    In   these
                      transactions,  which are, in effect, secured  loans
                      by  the Fund, the securities purchased by the  Fund
                      will  have  a  value equal to or in excess  of  the
                      value of the repurchase agreement and will be  held
                      by  the  Fund's  custodian bank until  repurchased.
                      Should  a  Fund  implement a  temporary  investment
                      policy,  its  investment  objectives  may  not   be
                      achieved.

Securities lending    Each  of the Funds may lend up to 25% of its assets
                      to   qualified  institutional  investors  for   the
                      purpose  of realizing additional income.  Loans  of
                      securities of a Fund will be collateralized by cash
                      or  securities issued or guaranteed by  the  United
                      States    Government    or    its    agencies    or
                      instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities    Each  of  the  Funds may invest up to  10%  of  its
                      assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S.
                      markets and may offer less protection to investors such as the Funds.

Lower-rated             Each  of the Funds may also invest no more  than
debt securities      5% of its net assets in lower-rated (high-risk) non-
                     convertible  debt  securities,  which   are   below
                     investment  grade.   The Funds  do  not  expect  to
                     invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights     Each  Fund may invest up to 5% of its total  assets
and options          in warrants, rights and options.

Portfolio Turnover   Although  the Funds generally will seek  to  invest
                     for  the  long term, they retain the right to  sell
                     securities  regardless of how long they  have  been
                     held.   Portfolio turnover rates for the Funds  may
                     exceed  100%.  Rates which exceed 100%  are  higher
                     than  those  of most other funds.  A 100%  turnover
                     rate  occurs,  for  example, if  all  of  a  Fund's
                     portfolio  securities  are replaced  in  one  year.
                     High   portfolio  activity  increases  the   Fund's
                     transaction costs, including brokerage commissions.
                     Royce Premier's turnover rate for 1997 was 79%.

                     The Funds are sold to the Insurance Companies in connection with Variable Contracts, and will seek to be available under Variable Contracts sold in  a
                     number  of  jurisdictions.   Certain  states   have
                     regulations  or guidelines concerning concentration
                     of investments and other investment techniques. If applied to the Funds, the Funds may be limited in their  ability to engage in certain techniques  and
                     to manage their portfolios with the flexibility provided herein. In order to permit a Fund to be available under Variable Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund
                     to   Variable  Contract  owners  residing  in  such
                     states.
------------------------------------------------------------------------------
MANAGEMENT OF            The  Trust's business and affairs  are  managed
THE TRUST             under  the  direction  of its  Board  of  Trustees.
                      Royce  &  Associates,  Inc. ("Royce"),  the  Fund's
Royce & Associates,   investment   adviser,   is  responsible   for   the
Inc.                  management of the Fund's portfolios, subject to the
is  responsible for   authority  of the Board of Trustees.  Royce,  which
the                   was  organized  in  1967, is  also  the  investment
management of the     adviser  to  The Royce Fund and to other investment
Funds' portfolios     and  non-investment  company accounts.  Charles  M.
                      Royce,  Royce's President, Chief Investment Officer
                      and   sole   voting  shareholder  since  1972,   is
                      primarily  responsible  for  managing  the   Fund's
                      portfolios.   He is assisted by Royce's  investment
                      staff, including W. Whitney George, Senior Portfolio
                      Manager and Managing Director, Boniface A. Zaino,
		      Senior Portfolio Manager and Managing Director,
		      Charles R. Dreifus, Senior Portfolio Manager and
		      Principal, and by Jack E. Fockler, Jr., Managing
		      Director.

                      As compensation for its services to the Funds, Royce is entitled to receive annual advisory fees of 1% of the average net assets of each of the Funds. These fees are payable monthly from the assets of the Funds involved.
                      Royce will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                      From time to time, Royce may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Royce will not increase the fees paid by the Funds or their shareholders.

------------------------------------------------------------------------------
GENERAL               Royce  Capital  Fund (the "Trust")  is  a  Delaware
INFORMATION           business  trust registered with the Securities  and
                      Exchange  Commission  as  a  diversified,  open-end
                      management  investment company.  The Trustees  have
                      the  authority  to  issue an  unlimited  number  of
                      shares  of beneficial interest, without shareholder
                      approval, and these shares may be divided  into  an
                      unlimited  number  of  series.   Shareholders   are
                      entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                      Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Royce and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The custodian for the portfolio securities, cash and other assets of the Funds is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.

Year 2000             Many  computer software systems in use today cannot
                      properly process date-related information from  and
                      after  January 1, 2000.  Should any of the computer
                      systems employed by the Funds or any of their major
                      service  providers  fail to process  this  type  of
                      information  properly, that could have  a  negative
                      impact  on  the Funds' operations and the  services
                      provided  to  the Funds' shareholders.   The  Royce
                      Funds and Royce are reviewing all of their own computer systems with the goal of modifying or replacing such systems to the extent necessary to prepare for the Year 2000. In addition, Royce has been advised by the Funds' major service providers that they are also in the process of reviewing their systems with the same goal. As of the date of this Prospectus, the Funds and Royce have no reason to believe that these goals will not be achieved.


------------------------------------------------------------------------------
DIVIDENDS,            Each  of the Funds will pay dividends from its  net
DISTRIBUTIONS         investment income (if any) and distribute  its  net
AND TAXES             realized   capital  gains  annually  in   December.
                      Dividends and distributions will be automatically reinvested in additional shares of the Funds.

                      Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                      Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59-1/2.

                      The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                      The above discussion is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for additional discussion.

------------------------------------------------------------------------------
NET ASSET VALUE       Fund  shares are purchased and redeemed at the  net
PER SHARE             asset  value  per  share next determined  after  an
                      order  is received by the Funds' transfer agent  or
                      an  authorized  service agent  or  sub-agent.   Net
                      asset value per share is determined by dividing the
Net asset value per   total  value  of the Fund's investments  and  other
share (NAV) is        assets,  less  any liabilities, by  the  number  of
determined each day   outstanding  shares of the Fund.  Net  asset  value
the New York Stock    per  share  is calculated at the close  of  regular
Exchange is open      trading on the New York Stock Exchange on each  day
                      the Exchange is open for business.

                      In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

------------------------------------------------------------------------------
SHAREHOLDER           The  Trust  will  provide Insurance  Companies  and
GUIDE                 Retirement  Plans with information  Monday  through
                      Friday,  except holidays, from 9:00  a.m.  to  5:00
                      p.m.  (Eastern  time).   For  information,  prices,
                      literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and           Shares  of  the Funds are sold on  a  continuous
Redeeming Shares      basis  to  separate accounts of Insurance Companies
of the Funds          or  to  Retirement Plans.  Stock certificates  will
                      not  be issued; share activity will be recorded  in
                      book  entry form only.  Investors may not  purchase
                      or  redeem shares of the Funds directly,  but  only
                      through   the   separate  accounts   of   Insurance
                      Companies  or  through qualified Retirement  Plans.
                      You should refer to the applicable Separate Account
                      Prospectus  or your Plan documents for  information
                      on  how  to purchase or surrender a contract,  make
                      partial  withdrawals of contract  values,  allocate
                      contract values to one or more of the Funds, change
                      existing allocations among investment alternatives,
                      including  the Funds, or select specific  Funds  as
                      investment options in a Retirement Plan.  No  sales
                      charge  is  imposed upon the purchase or redemption
                      of  shares  of  the Funds.  Sales charges  for  the
                      Variable   Contracts   or  Retirement   Plans   are
                      described   in   the   relevant  Separate   Account
                      Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.


Shareholder           Owners  of Variable Contracts and Retirement  Plans
Communications        and  their  administrators will receive annual  and
                      semi-annual   reports,  including   the   financial
                      statements of the Funds that they have authorized for investment. Each report will also show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends December 31.

ROYCE CAPITAL FUND
------------------
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268             		     ROYCE CAPITAL FUND
			   		     ------------------

INVESTMENT ADVISER
Royce & Associates, Inc.                  ROYCE PREMIER PORTFOLIO
1414 Avenue of the Americas
New York, NY 10019         		ROYCE TOTAL RETURN PORTFOLIO


TRANSFER AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012
Kansas City, MO   64141-6012
1-800-841-1180


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


OFFICERS
Charles  M.  Royce, President and Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President		  PROSPECTUS
Daniel  A. O'Byrne, Vice President		APRIL 15, 1998
  and Asst. Secretary
John E. Denneen, Secretary

                                     PROFILE

                             ROYCE PREMIER PORTFOLIO
                        (a series of Royce Capital Fund)

                           1414 Avenue of the Americas
                               New York, NY 10019

                                 April 15, 1998

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT ROYCE PREMIER PORTFOLIO THAT IS CONTAINED IN THE FUND'S PROSPECTUS. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. YOU MAY OBTAIN THESE REPORTS AT NO COST BY CALLING 1-800-221-4268.


1.   WHAT ARE THE FUND'S GOALS?

Royce Premier Portfolio primarily seeks long-term growth and secondarily current income.

2.   WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a limited number of common stocks and convertible securities of small-cap companies that the investment adviser believes are undervalued and have superior financial characteristics and/or unusually attractive business prospects.
     - At least 80% of the Fund's assets are normally invested in common stocks and convertible preferred stocks and convertible bonds.
     - At least 65% of these securities will be issued by companies with stock market capitalizations under $1 billion at the time of investment and/or will be income-producing.
     - In the selection process, primary emphasis is put on companies with market capitalizations between $300 million and $1 billion which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, are also used in selecting investments.

3.   WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of your investment may decline because the prices of the Fund's investments in common stocks and/or convertible securities may decline over short or even extended periods. The Fund invests in a relatively limited number of securities of small-cap companies which may not be well-known, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. These types of securities may be more volatile and trade less than
stocks of larger companies.   The investment adviser's emphasis on risk
management may cause the Fund's performance to vary from that of market indices.

4.   IS THE FUND APPROPRIATE FOR YOU?

You may wish to consider this Fund if you are primarily seeking long-term growth and:
-     plan to hold your investment for several years,
-     can tolerate fluctuations in share price,
- have or plan to have other investments for the benefit of diversification, and
-     understand the risks of stock market investing.

5.   WHAT ARE THE FUND'S EXPENSES AND FEES?

The Fund has no sales charge or fee for initial purchases, reinvestment of distributions or redemptions. Sales charges for the Variable Contracts are described in the relevant Separate Account prospectus.

Fund operating expenses are paid out of the Fund's assets and are not charged directly to the shareholder. For 1997, operating expenses for the Fund were as follows:

Investment advisory fees (after waiver) 0.00%
12b-1 fees                         	None
Other expenses (after reimbursement)    1.35%
					-----
                              		1.35%
					=====
Example:
Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:
				1 Year  3 Year   5 Year  10 Year
				------  ------   ------   ------
                            	 $14      $43      $74     $162

6.   HOW HAS THE FUND PERFORMED?

This chart shows how the Fund has performed since it commenced operations on December 27, 1996. You should be aware that all performance is historical, assumes reinvestment of all distributions and is no guarantee of future results. Total return and principal value will fluctuate.

Total Return:
-------------
1997                                         17.1%
Period from Dec. 27 to Dec 31, 1996           1.0%

Average Annual Total Return through March 31, 1998:
--------------------------------------------------
One Year                                     28.9%
Since Inception                              25.3%

7.   WHO MANAGES THE FUND?

Royce & Associates, Inc., the Fund's investment adviser, is responsible for the management of the Fund's assets, subject to the authority of the Board of Trustees. Royce is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolio. He is assisted by Royce's investment staff, including W. Whitney George, Senior Portfolio Manager and Managing Director, Boniface A. Zaino, Senior Portfolio Manager and Managing Director, Charles R. Dreifus, Senior Portfolio Manager and Principal, and by Jack E. Fockler, Jr., Managing Director.

8.   HOW CAN SHARES BE PURCHASED?

Individuals may not place orders to purchase shares of the Fund directly, but only through the separate accounts of Insurance Companies or through qualified Retirement Plans. You should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund or change existing allocations among investment alternatives, including the Fund.

9.   HOW CAN SHARES BE SOLD?

As with purchases, an individual may not place orders to sell shares directly. A Separate Account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share.

10.  WHEN AND HOW DOES THE FUND PAY DISTRIBUTIONS?

The Fund pays dividends from its net investment income and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund. Distributions by the Fund will be taxable, if at all, to the participating Insurance Companies, and not to Variable Contract or Policy owners. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

11.  OTHER SERVICES.

Shares of the Fund are offered by Royce Capital Fund - 1-800-221-4268. Please read the Prospectus carefully before investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                     PROFILE

                          ROYCE TOTAL RETURN PORTFOLIO
                        (a series of Royce Capital Fund)

                           1414 Avenue of the Americas
                               New York, NY 10019

                                 April 15, 1998

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT ROYCE TOTAL RETURN PORTFOLIO THAT IS CONTAINED IN THE FUND'S PROSPECTUS. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS.
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. YOU MAY OBTAIN THESE REPORTS AT NO COST BY CALLING 1-800-221-4268.

1.   WHAT ARE THE FUND'S GOALS?

Royce Total Return Portfolio seeks both long-term growth of capital and current income.

2.   WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of dividend-paying common stocks selected on a value basis.
     - At least 65% of the Fund's assets are normally invested in common stocks and convertible securities.
     - At least 90% of these securities will be income-producing, and at least 65% will be issued by companies with stock market capitalizations under $1 billion at the time of investment.

3.   WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of your investment may decline because the prices of the Fund's investments in common stocks and/or convertible securities may decline over short or even extended periods. The Fund invests in securities of small-cap companies which may not be well-known, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. These types of securities may be more volatile and trade less than stocks of
larger companies.   The investment adviser's emphasis on risk management may
cause the Fund's performance to vary from that of market indices.

4.   IS THE FUND APPROPRIATE FOR YOU?

You may wish to consider this Fund if you are primarily seeking long-term growth and:
-     plan to hold your investment for several years,
-     can tolerate fluctuations in share price,
- have or plan to have other investments for the benefit of diversification, and
-     understand the risks of stock market investing.

5.   WHAT ARE THE FUND'S EXPENSES AND FEES?

The Fund has no sales charge or fee for initial purchases, reinvestment of distributions or redemptions. Sales charges for the Variable Contracts are described in the relevant Separate Account prospectus.

Fund operating expenses are paid out of the Fund's assets and are not charged directly to the shareholder. Operating expenses for the Fund are estimated as follows:

Investment advisory fees (after waiver) 0.00%
12b-1 fees                         	None
Other expenses (after reimbursement)    1.35%
					-----
                              		1.35%
					=====
Example:
Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:
			 1 Year    3 Year    5 Year   10 Year
			 ------    ------    ------   -------
                           $14       $43      $74      $162

6.   HOW HAS THE FUND PERFORMED?

As a newly created mutual fund, the Fund has no past performance.

7.   WHO MANAGES THE FUND?

Royce & Associates, Inc., the Fund's investment adviser, is responsible for the management of the Fund's assets, subject to the authority of the Board of Trustees. Royce is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolio. He is assisted by Royce's investment staff, including W. Whitney George, Senior Portfolio Manager and Managing Director, Boniface A. Zaino, Senior Portfolio Manager and Managing Director, Charles R. Dreifus, Senior Portfolio Manager and Principal, and by Jack E. Fockler, Jr., Managing Director.

8.   HOW CAN SHARES BE PURCHASED?

Individuals may not place orders to purchase shares of the Fund directly, but only through the separate accounts of Insurance Companies or through qualified Retirement Plans. You should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund or change existing allocations among investment alternatives, including the Fund.

9.   HOW CAN SHARES BE SOLD?

As with purchases, an individual may not place orders to sell shares directly. A Separate Account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share.

10.  WHEN AND HOW DOES THE FUND PAY DISTRIBUTIONS?

The Fund pays dividends from its net investment income and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund. Distributions by the Fund will be taxable, if at all, to the participating Insurance Companies, and not to Variable Contract or Policy owners. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

11.  OTHER SERVICES.

Shares of the Fund are offered by Royce Capital Fund - 1-800-221-4268. Please read the Prospectus carefully before investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                       ROYCE CAPITAL FUND

              STATEMENT OF ADDITIONAL INFORMATION

      ROYCE CAPITAL FUND (the "Trust"), a Delaware business trust organized in January 1996, is a professionally managed, open-end registered investment company, which has three portfolios or series ("Funds"). Each Fund has distinct investment objectives and/or policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The three Funds are:

                             ROYCE PREMIER PORTFOLIO
                          ROYCE TOTAL RETURN PORTFOLIO
                            ROYCE MICRO-CAP PORTFOLIO

      Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses each of which is dated April 15, 1998. Please retain this document for future reference. The audited financial statements and schedules of investments included in the Annual Reports to Shareholders of Royce Premier Portfolio and Royce Micro-Cap Portfolio for the fiscal year ended December 31, 1997 are incorporated herein by reference. To obtain an additional copy of the Prospectus or Annual Report, please call Investor Information at 1-800-221-4268 or contact your Insurance Company.


                               INVESTMENT ADVISER
                       Royce & Associates, Inc. ("Royce")

TRANSFER AGENT                             		             CUSTODIAN
State Street Bank and Trust Company	   State Street Bank and Trust Company
c/o National Financial Data Services

                                 April 15, 1998

                       TABLE OF CONTENTS

                                                        PAGE
     INVESTMENT POLICIES AND LIMITATIONS                   2
     RISK FACTORS AND SPECIAL CONSIDERATIONS               3
     MANAGEMENT OF THE TRUST                               8
     PRINCIPAL HOLDERS OF SHARES                          11
     INVESTMENT ADVISORY SERVICES                         11
     CUSTODIAN                                            12
     INDEPENDENT ACCOUNTANTS                              13
     PORTFOLIO TRANSACTIONS                               13
     CODE OF ETHICS AND RELATED MATTERS                   14
     PRICING OF SHARES BEING OFFERED                      15
     REDEMPTIONS IN KIND                                  15
     TAXATION                                             15
     DESCRIPTION OF THE TRUST                             17
     PERFORMANCE DATA                                     19

INVESTMENT POLICIES AND LIMITATIONS

      The following investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its assets in the securities of foreign issuers;

          7. Invest in restricted securities, unless such securities are issued by money market funds registered under the Investment Company Act of 1940, or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily-available market quotations (i.e., illiquid securities);

          9. Invest, with respect to 75% of its assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Funds may loan up to 25% of their respective assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management; or

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts.

            No Fund may, as a matter of operating policy:

           1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities;

           2. Enter into repurchase agreements with any party other than the custodian of its assets; or

           3. Invest more than 5% of its total assets in warrants, rights and options.



            RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure  or  business  activities; seeking changes in  a  company's  board  of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

     A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

     The Funds may lend up to 25% of their respective assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

      Royce understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

      Each Fund may invest up to 10% of its assets in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Royce will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts ("ADRs") are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.



Repurchase Agreements

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Warrants, Rights and Options

      The  Funds  may  invest up to 5% of their assets in warrants,  rights  and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the Standard & Poor's SmallCap 600 Stock Price Index, an unmanaged market-weighted index.

      Investing in warrants, rights and call options on a given security allow the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

Portfolio Turnover

      For the year ended December 31, 1997 and the period from December 27, 1996 (commencement of operations) through December 31, 1996, Royce Premier and Micro-Cap Portfolios' turnover rates were 79% and 0%, and 132% and 0%, respectively. Each Fund's portfolio turnover rate for its start-up period in 1996 was zero because the Fund was then investing its initial cash and did not sell any portfolio securities during this period.

                           *   *   *

      Royce believes that Royce Micro-Cap Portfolio is suitable for investment only by persons who can invest without concern for income, and that such Fund and Royce Premier Portfolio are suitable for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.


                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                       Position
Name, Address and Age  Held          Principal Occupations During
                       with the      Past 5 Years
                       Trust
---------------------  --------      ----------------------------
Charles M. Royce*      Trustee,      President, Managing Director
(58)                   President     (since      April     1997),
1414 Avenue of the     and           Secretary,  Treasurer,  sole
Americas               Treasurer     director  and  sole   voting
New York, NY 10019                   shareholder   of   Royce   &
                                     Associates, Inc.  ("Royce"),
                                     formerly     named     Quest
                                     Advisory Corp., the  Trust's
                                     investment adviser; Trustee,
                                     President  and Treasurer  of
                                     The  Royce Fund ("TRF")  and
                                     its predecessor, an open-end
                                     diversified       management
                                     investment company of  which
                                     Royce   is   the   principal
                                     investment          adviser;
                                     Director,   President    and
                                     Treasurer  of  Royce   Value
                                     Trust,  Inc. ("RVT"),  Royce
                                     Micro-Cap    Trust,     Inc.
                                     ("OTCM")   (since  September
                                     1993)   and   Royce   Global
                                     Trust,  Inc. ("RGT")  (since
                                     October   1996)   closed-end
                                     management        investment
                                     companies of which Royce  is
                                     the investment adviser (TRF,
                                     RVT,     OTCM    and     RGT
                                     collectively,   "The   Royce
                                     Funds"); Secretary and  sole
                                     director and shareholder  of
                                     Royce  Fund  Services,  Inc.
                                     ("RFS), formerly named Quest
                                     Distributors,   Inc.,    the
                                     distributor of TRF's shares;
                                     and managing general partner
                                     of  Royce Management Company
                                     ("RMC"),   formerly    named
                                     Quest Management Company,  a
                                     registered        investment
                                     adviser,       and       its
                                     predecessor.

                       Position
Name, Address and Age  Held          Principal Occupations During
                       with the      Past 5 Years
                       Trust
---------------------  --------      ----------------------------
Richard M. Galkin      Trustee       Private     investor     and
(59)                                 president   of  Richard   M.
5284 Boca Marina                     Galkin   Associates,   Inc.,
Circle South                         tele-communications
Boca Raton, FL 33487                 consultants.

Stephen L. Isaacs      Trustee       President of The Center  for
(58)                                 Health   and  Social  Policy
65 Harmon Avenue                     since     September    1996;
Pelham, NY 10803                     President   of  Stephen   L.
                                     Isaacs           Associates,
                                     Consultants; and Director of
                                     Columbia          University
                                     Development Law  and  Policy
                                     Program  and  Professor   at
                                     Columbia  University   until
                                     August 1996.

David L. Meister (58)  Trustee       Consultant      to       the
111 Marquez Place                    communications industry.
Pacific Palisades, CA
90272

John D. Diederich      Trustee and   Director  of  Administration
(46)                   Vice          of  TRF and RVT (since April
1414 Avenue of the     President     1993)  and  of  OTCM  (since
Americas                             September    1993);     Vice
New York, NY 10019                   President    and    Director
                                     (since  April 1997 and  June
                                     1997,  respectively) of  RVT
                                     and OTCM; Vice President  of
                                     RGT  (since  October  1996);
                                     President   of   RFS   since
                                     November 1995; and President
                                     of  Fund/Plan Services, Inc.
                                     from    January   1988    to
                                     December 1992.

                       Position
Name, Address and Age  Held          Principal Occupations During
                       with the      Past 5 Years
                       Trust
---------------------  --------      ----------------------------
Jack E. Fockler, Jr.*  Vice          Managing   Director   (since
(39)                   President     April    1997)   and    Vice
1414 Avenue of the                   President   (since    August
Americas                             1993) of Royce, having  been
New York, NY 10019                   employed   by  Royce   since
                                     October 1989; Vice President
                                     of  RGT (since October 1996)
                                     and of the other Royce Funds
                                     (since  April  1995);   Vice
                                     President   of  RFS   (since
                                     November 1995); and  general
                                     partner   of  RMC  and   its
                                     predecessor   (since    July
                                     1993).

Daniel A. O'Byrne*     Vice          Vice   President  of   Royce
(36)                   President     (since   May  1994),  having
1414 Avenue of the     and           been employed by Royce since
Americas               Assistant     October   1986;   and   Vice
New York, NY 10019     Secretary     President   of  RGT   (since
                                     October  1996)  and  of  the
                                     other   Royce  Funds  (since
                                     July 1994).

John E. Denneen* (31)  Secretary     Associate  General   Counsel
1414 Avenue of the                   and Chief Compliance Officer
  Americas                           of  Royce (since May  1996);
New York, NY 10019                   Secretary   of  RGT   (since
                                     October  1996)  and  of  the
                                     other   Royce  Funds  (since
                                     June 1996); and Associate of
                                     Seward & Kissel prior to May
                                     1996.



________________________________
     *An "interested person" under Section 2(a)(19) of the 1940 Act.


      All of the Trust's Trustees are also directors of RVT and OTCM and all, except John D. Diederich, are also trustees of TRF and directors of RGT.

      The  Board  of  Trustees has an Audit Committee, comprised of  Richard  M.
Galkin, Stephen L. Isaacs and David L. Meister. The Audit Committee is responsible for the selection and nomination of independent auditors for the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

      For the year ended December 31, 1997, the following Trustees received compensation from the Trust and the other funds in the group of registered investment companies comprising The Royce Funds for services as a trustee/director on such funds' Boards:

                           Aggregate Compensation      Total Compensation
Name                             from Trust            from The Royce Funds
----			   ----------------------      --------------------

Richard M. Galkin                   $500                        $65,000
Stephen L. Isaacs                    500                         65,000
David L. Meister                     500                         65,000


   Each of the non-affiliated Trustees will receive a fee of $500 per year for serving on the Trust's Board of Trustees.


                  PRINCIPAL HOLDERS OF SHARES

   As  of  March 31, 1998, Royce & Associates, Inc. Money Purchase Pension  Plan
owned of record 75,998 shares of the Trust, consisting of 55,056 shares of Royce Premier Portfolio, 20,000 shares of Royce Total Return Portfolio and 20,942 shares of Royce Micro-Cap Portfolio, representing 21.2% of the Trust's then outstanding shares. All of these shares were beneficially owned by Charles
M. Royce. IL Annuity and Insurance Company, 2960 North Meridian Street, P.O. Box 71499, Indianapolis, IN, owned of record 282,356 shares of Royce Micro-Cap Portfolio representing 78.8% of the Trust's then outstanding shares.


                  INVESTMENT ADVISORY SERVICES

Services Provided by Royce

   As compensation for its services under its Investment Advisory Agreement with the Trust, Royce is entitled to receive the following fees:

     Fund                Percentage Per Annum of Fund's Average Net Assets
     ----                -------------------------------------------------

     Royce Premier Portfolio                 	  1.00%
     Royce Total Return Portfolio                 1.00%
     Royce Micro-Cap Portfolio                    1.25%


       Under the Investment Advisory Agreement, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such of its executive officers and full-time employees as may be duly elected executive officers or Trustees of the Trust; and (iv) pays any additional expenses incurred by the Trust in connection with promoting the sale of its shares and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

      For the period from December 27, 1996 (commencement of operations) to December 31, 1996 and for the year ended December 31, 1997 Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

              	           Net Advisory Fees     Amounts
                           Received by Royce     Waived by Royce
		           -----------------     ---------------
Royce Premier Portfolio
-----------------------
1996    		   $0                    $   34
1997                       $0                    $2,783


Royce Micro-Cap Portfolio
-------------------------
1996 			   $0                    $   51
1997	               	   $0                    $4,746


Portfolio Management

      The Funds' portfolios and the portfolios of Royce's other accounts are managed by Charles M. Royce, Royce's Chief Investment Officer. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director. In the event of any significant change in Royce's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Trust's management arrangements.


      Certain information concerning Messrs. Royce, Fockler and George is set forth above under "MANAGEMENT OF THE TRUST".


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts, 02109, are the independent accountants of the Trust.


                     PORTFOLIO TRANSACTIONS

     Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Royce to be capable of obtaining the best price and execution for the security involved in the transaction. Best price and execution is comprised of several factors, including the liquidity of the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained. In addition to considering a broker's execution capability, Royce generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Royce determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Royce upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Royce's overall responsibilities with respect to its accounts. Brokers that provide both research and execution services are generally paid higher commissions than those paid to brokers who do not provide such research and execution services.

      Royce is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

      Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and not all of such services may be used by Royce in connection with the Trust or any one of its Funds.

      Consistent with achieving the best price and execution, Royce may also consider sales by a broker-dealer of Variable Contracts that permit allocation of contract value to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In no event will a Fund's brokerage business be placed with RFS.

      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Royce and RMC, securities of the same issuer are frequently purchased, held or sold by more than one Royce/RMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Royce/RMC account on the same trading day, Royce seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Royce/RMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Royce's and RMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Royce and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund.

      During the two years ended December 31, 1996 and 1997, the Funds paid brokerage commissions as follows:

Fund                     	1996*                 1997
----				-----		      ----
Royce Premier Portfolio   	$300                  $1,000
Royce Micro-Cap Portfolio      	 489                   3,257
______________
* For the period from December 27, 1996 (commencement of operations) to December 31, 1996.

      For the year ended December 31, 1997, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

                      Aggregate Amount of
                      Brokerage Transactions            Commissions Paid
Fund                  Having a Research Component	For Such Transactions
----		      ---------------------------	---------------------
Royce Premier Portfolio    $  78,712             	$210
Royce Micro-Cap Portfolio    114,593                     491


               CODE OF ETHICS AND RELATED MATTERS

       Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Royce, RFS and RMC ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce or RMC account. Such persons are permitted to engage in other personal securities transactions if (i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment plan or employer-sponsored automatic payroll deduction cash purchase plan or (ii) they first obtain permission to trade from Royce's Compliance Officer and an executive officer of Royce. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

      Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

        As of February 28, 1998, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $37 million, and Royce's and RMC's equity interests in such private investment companies totalled approximately $3.1 million.


                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectus.

      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

      It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

     Shares of the Funds are offered to separate accounts of Insurance Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

      Each Fund intends to qualify and to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      As a regulated investment company, a Fund will not be subject to Federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Fund (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Fund intends to satisfy the distribution requirements in each taxable year.

      The Funds will not be subject to the 4% Federal excise tax imposed on registered investment companies that do not distribute substantially all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies or Retirement Plans.

      Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirements.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain.

Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

      Each Fund must and the Funds intend to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain diversification requirements on the segregated asset accounts investing in the Funds. These requirements, which are in addition to the diversification requirements applicable to the Funds under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Funds may invest. Failure to meet the requirements of Section 817(h) could result in current taxation of the holder of the Variable Contract on the income of the Variable Contract.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.


                    DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was established as a Delaware business trust, effective January 11, 1996. A copy of the Trust's Certificate of Trust is on file with the
Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York, New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Trust presently has three series, each of which has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shares vote by individual series, except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

      There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the current five Trustees remain in office, at which time the Trustees then in office will call a shareholders meeting for the election of trustees. In addition, Trustees may be removed from office by written consents signed by the holders of 66 2/3% of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of 66 2/3% of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting will be held upon the written request of the holders of at least 10% of the Trust's outstanding shares. Upon the written request by 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a Trustee, the Trust is required to provide a lists of its shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as provided above the Trustees may continue to hold office and appoint their successors.

      Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

      The separate accounts of Insurance Companies and the trustees of qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, an Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable separate account prospectuses.

Shareholder Liability

      Generally, Trust shareholders will not be personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of a Fund's property of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a Fund shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds will be historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost. The Funds' performance figures do not reflect expenses of the separate accounts of Insurance Companies, expenses imposed under the Variable Contracts or expenses imposed by the Retirement Plans.

Total Return Calculations

     Total returns quoted will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

      The following table shows each of Royce Premier and Micro-Cap Portfolios' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

                     	      Period Ended
Fund                 	    December 31, 1997	Russell 2000     S&P 500
----			    -----------------   ------------     -------
Royce Premier Portfolio
-----------------------
1 Year Total Return              17.1%             22.4%          33.4%
Average Annual Total Return	 18.0%             23.3%          29.2%
  since 12-27-96
(commencement of operations)

Royce Micro-Cap Portfolio
-----------------------
1 Year Total Return              21.2%             22.4%          33.4%
Average Annual Total Return	 21.2%             23.3%          29.2%
  since 12-27-96
(commencement of operations)

      During the applicable period ended December 31, 1997, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

Fund/Commencement of Operations  Hypothetical Investment at December 31, 1997
-------------------------------  --------------------------------------------
Royce Premier Portfolio
(12-27-96)		               11,826
Royce Micro-Cap Portfolio
(12-27-96)		               12,147

       The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those included in variable insurance products with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1997 were:

             Fund                         Lipper Ranking
	     ----			  --------------
Royce Premier Portfolio          39  out  of 59 underlying small-cap funds
Royce Micro-Cap Portfolio        28  out  of 59 underlying small-cap funds

Comparative Results

      The Funds total returns may be compared to the records of various indices of securities prices over the same periods, including the Standard & Poor's 500 Composite Stock Price Index (S&P 500) the Standard & Poor's SmallCap 600 Stock Price Index (S&P 600) and the Russell 2000 Index (Russell 2000).

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The S&P 600 is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1997, the weighted mean market value of a company in this Index was approximately $923.5 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly-traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      The Funds have the ability to invest in securities not included in these indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and unlike the Funds, their returns do not include the effect of paying brokerage commissions and the other costs and expenses of investing in a mutual fund.


      Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1997, the average included 248 capital appreciation funds, 944 growth funds, 284 mid-cap funds, 566 small company growth funds, 43 micro-cap funds, 710 growth and income funds, 208 equity income funds and 85 S&P 500 index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term mid-cap growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 index objective funds seek to replicate the performance of the S&P 500.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

       The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of November 30, 1997, DFA contained approximately 2,881 stocks, with a median market capitalization of about $142 million.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity.
The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as The BARDS Report, KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1997, the average risk score for the 1,646 equity funds rated by Morningstar with a three-year history was 1.00; and the average risk score for the 324 small company funds rated by Morningstar with a three-year history was 1.49.

     The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

Risk Measurements

     Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance, such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      STANDARD DEVIATION. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented would be annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      RETURN PER UNIT OF RISK. This is a measure of a fund's risk adjusted return and is calculated by dividing a fund's average annual total return by the annualized standard deviation over a designated time period.

     BETA. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

      MORNINGSTAR RISK. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the under-performances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      SHARPE RATIO. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return
("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      TREYNOR RATIO. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

     JENSEN'S ALPHA. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     MORNINGSTAR STAR RATINGS. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of these quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

        	          SCHEDULE FOR COMPUTATION OF
	           PERFORMANCE QUOTATIONS PROVIDED IN ITEM 22
		   ------------------------------------------

      This Schedule illustrates the growth of a $1,000 initial investment in the Royce Micro-Cap Portfolio series of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in Item 22 of this Registration Statement to the following total return formula:

                                   P(1+T)(n) = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV  =    ending redeemable value of a hypothetical
0                    $1,000 investment made at the beginning of the 1, 5  or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

Royce Capital Fund - Royce Micro-Cap Portfolio
----------------------------------------------

          (a)       1 Year Ending Redeemable Value ("ERV") of a
                    $1,000 investment for the one year period ended December 31, 1997:

                    $1,000 (1+ .2120)(1) = $1,212.00 ERV


          (b) ERV of a $1,000 investment for the period from the Fund's inception on August 1, 1994 through December 31, 1997:

                    $1,000 (1+ .2120)(1.0137) = $1,212.00 ERV

	                  SCHEDULE FOR COMPUTATION OF
        	   PERFORMANCE QUOTATIONS PROVIDED IN ITEM 22
		   ------------------------------------------

      This Schedule illustrates the growth of a $1,000 initial investment in the Royce Premier Portfolio series of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in Item 22 of this Registration Statement to the following total return formula:

                                   P(1+T)(n) = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV  =    ending redeemable value of a  hypothetical
                    $1,000  investment made at the beginning of the 1, 5  or  10 year or other periods at the end of the 1, 5 or 10 year or other periods.

Royce Capital Fund - Royce Premier Portfolio
--------------------------------------------

          (a)       1 Year Ending Redeemable Value ("ERV") of  a
                    $1,000 investment for the one year period ended December 31, 1997:

                    $1,000 (1+ .1710)(1) = $1,171.00 ERV


          (b) ERV of a $1,000 investment for the period from the Fund's inception on August 1, 1994 through December 31, 1997:

                    $1,000 (1+ 18.27)(1.0137) = $1,180.00 ERV

                  PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial statements included in Prospectus (Part A):

               Financial  Highlights or Selected Per Share  Data  and
               Ratios of Royce Premier and Micro-Cap Portfolios for the period from December 27, 1996 through December 31, 1996 (audited) and for the year ended December 31, 1997 (audited).

                The following audited financial statements and schedules of investments of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal period ended December 31, 1996, and for the year ended December 31, 1997, each filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated by reference into the Statement of Additional Information (Part B):

               Schedules of Investments of Royce Premier and Micro-Cap Portfolios at December 31, 1997;

               Statements of Assets and Liabilities of Royce Premier and Micro-Cap Portfolios at December 31, 1997;

               Statement of Changes of Net Assets of Royce Premier and Micro-Cap Portfolios for the year ended December 31, 1997 and for the period ended December 31, 1996;

               Statements of Operations of Royce Premier and Micro-Cap Portfolios for the period ended December 31, 1997;

               Financial  Highlights for Royce Premier and  Micro-Cap
               Portfolios for the period ended December 31, 1996 and the year ended December 31, 1997; and

               Notes to Statement of Assets and Liabilities -- Report of Independent Accountants dated February 10, 1997.

          Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.


     (b)  Exhibits:

          The exhibits required by Items (1) through (9),(a), (b), (10) and (12) through (16), to the extent applicable to the Registrant, have been filed with the Registrant's initial Registration

Statement and Pre-Effective Amendments Nos. 1, 2 and 3 and Post-Effective Amendment Nos. 1, 2 and 3 (No. 333-1073) and are incorporated by reference herein.

          (11) Consent of the Registrant's independent public accountants.

          (27) Financial Data Schedule.


Item 25.  Persons Controlled by or Under Common Control With Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.


Item 26.  Number of Holders of Securities

           As of March 31, 1998, the number of record holders of shares of each Fund of the Registrant was as follows:

     Title of Fund                           Number of Record Holders
     -------------			     ------------------------
     Royce Premier Portfolio                           1
     Royce Total Return Portfolio                      1
     Royce Micro-Cap Portfolio                         2


Item 27.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

      Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

          (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

          (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

      (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

      Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series."

           (b) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Royce & Associates, Inc. provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."


Item 28.  Business and Other Connections of Investment Adviser

           Reference is made to the filings on Schedule D to the Application on Form ADV, as amended, of Royce & Associates, Inc. for Registration as Investment Adviser under the Investment Advisers Act of 1940.


Item 29.  Principal Underwriters

            Inapplicable.    The   Registrant  does  not  have   any   principal
underwriters.


Item 30.  Location of Accounts and Records

           The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                         Royce Capital Fund
                         1414 Avenue of the Americas
	                 10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101

Item 31.  Management Services

           State  Street  Bank and Trust Company, a Massachusetts trust  company
("State Street"), will provide certain management-related services to the Registrant pursuant to a Custodian Contract between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, will contract with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and will assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services will be rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

      Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for the period from December 27, 1996 to December 31, 1996 and for the year ended December 31, 1997:

          1996:          $     0
          1997:          $10,181


Item 32.  Undertakings

           The Registrant hereby undertakes to call a special meeting of its shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of April, 1998.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph (b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                        ROYCE CAPITAL FUND


                                   By:  S/CHARLES M. ROYCE
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                    DATE

S/CHARLES M. ROYCE          President, Treasurer     4/16/98
Charles M. Royce            and Trustee
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

S/RICHARD M. GALKIN         Trustee                  4/16/98
Richard M. Galkin

S/W. WHITNEY GEORGE         Trustee                  4/16/98
W. Whitney George

S/STEPHEN L. ISAACS         Trustee                  4/16/98
Stephen L. Isaacs

S/DAVID L. MEISTER          Trustee                  4/16/98
David L. Meister


                                     NOTICE

     A copy of the Declaration of Trust of Royce Capital Fund is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.